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                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                              Washington, DC 20549
                                    FORM N-Q
             QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
                          MANAGEMENT INVESTMENT COMPANY

                  Investment Company Act file number: 811-09481
                               HUNTINGTON VA FUNDS
               (Exact name of registrant as specified in charter)
            5800 Corporate Drive Pittsburgh, Pennsylvania 15237-7010
               (Address of principal executive offices) (Zip code)
                              Ronald J. Corn, Esq.
                          The Huntington National Bank
                              41 South High Street
                              Columbus, Ohio 43287
                     (Name and address of agent for service)

                                   Copies to:
              David C. Mahaffey, Esq., and Christine S. Boehm, Esq.
                              Sullivan & Worcester
                               1666 K Street, N.W.
                              Washington, DC 20006

Registrant's telephone number, including area code: 1-800-544-8347

Date of fiscal year end: December 31

Date of reporting period: March 31, 2005

Item 1. Schedule of Investments.




Huntington VA Dividend Capture Fund
Portfolio of Investments                                                   March 31, 2005
(Unaudited)


    Shares or           Security
    Principal Amount   Description                                                 Value
Common Stocks  (51.0%):
Auto/Truck Parts & Equipment  (0.5%):
           15,500  Ford Motor Co.                                      $          175,615
                                                                                  -------
Banks  (5.3%):
           10,000  Bank of America Corp.                                          441,000
            9,000  J.P. Morgan Chase & Co.                                        311,400
           18,000  KeyCorp                                                        584,100
            9,000  Wachovia Corp.                                                 458,190
                                                                                  -------
                                                                                1,794,690
                                                                              -----------
Beer, Wine, & Distilled Beverages  (0.2%):
            1,000  Molson Coors Brewing Co., Class B                               77,170
                                                                                   ------
Computer Software  (0.9%):
           13,000  Microsoft Corp.                                                314,210
                                                                                  -------
Consumer Products  (1.8%):
            7,500  Fortune Brands, Inc.                                           604,725
                                                                                  -------
Drugs & Health Care  (2.5%):
           33,000  Bristol-Myers Squibb Co.                                       840,180
                                                                                  -------
Electric Utilities  (1.1%):
            8,000  Nisource, Inc.                                                 182,320
            4,500  Progress Energy, Inc.                                          188,775
                                                                                  -------
                                                                                  371,095
                                                                                 --------
Electronic Components  (0.9%):
           14,500  PerkinElmer, Inc.                                              299,135
                                                                                  -------
Entertainment  (0.7%):
            1,000  Harrah's Entertainment, Inc.                                    64,580
            6,000  The Walt Disney Co.                                            172,380
                                                                                  -------
                                                                                  236,960
                                                                                ---------
Farm & Garden Machinery  (0.4%):
            2,000  Deere & Co.                                                    134,260
                                                                                  -------
Financial Services  (2.9%):
            5,000  American Capital Strategies Ltd.                               157,050
            8,000  Hartford Financial Services Group,                             548,480
                   Inc.
            5,000  Prudential Financial, Inc.                                     287,000
                                                                                  -------
                                                                                  992,530
                                                                                ---------
Food & Beverages  (0.9%):
           13,000  Archer-Daniels-Midland Co.                                     319,540
                                                                                  -------
Forestry  (1.3%):
            6,500  Weyerhaeuser Co.                                               445,250
                                                                                  -------
Gas Utility  (0.8%):
            6,000  Kinder Morgan Energy Partners LP                               270,000
                                                                                  -------
Household Products  (1.0%):
           12,000  Leggett & Platt, Inc.                                          346,560
                                                                                  -------
Industrial  (0.8%):
            7,500  General Electric Co.                                           270,450
                                                                                  -------
Insurance  (4.6%):
            3,750  Allstate Corp.                                                 202,725
            2,000  Chubb Corp.                                                    158,540
           14,500  Cincinnati Financial Corp.                                     632,345
           11,500  Safeco Corp.                                                   560,165
                                                                                  -------
                                                                                1,553,775
                                                                                ---------
Life/Health Insurance  (2.7%):
           14,000  Lincoln National Corp.                                         631,960
            7,500  MetLife, Inc.                                                  293,250
                                                                                  -------
                                                                                  925,210
Oil Company - Exploration & Production  (1.3%):                                   -------
            5,500  Kerr-McGee Corp.                                               430,815
                                                                                  -------
Paper & Allied Products  (0.7%):
            7,000  Georgia Pacific Corp.                                          248,430
                                                                                  -------
Petroleum & Petroleum Products  (2.9%):
            1,500  ConocoPhillips                                                 161,760
           13,500  Exxon Mobil Corp.                                              804,600
                                                                                  -------
                                                                                  966,360
                                                                                ---------
Railroad Transportation  (1.6%):
           10,000  Burlington Northern Santa Fe Corp.                             539,300
                                                                                  -------
Real Estate Investment Trusts  (10.3%):
            4,000  Brandywine Realty Trust                                        113,600
            3,000  Camden Property Trust                                          141,090
            5,000  Capital Automotive Real Estate                                 165,600
                   Investment Trust, Inc.
            2,750  CBL & Associates Properties, Inc.                              196,653
            9,000  Colonial Properties Trust                                      345,690
            8,000  CRT Properties, Inc.                                           174,240
            8,500  Equity Inns, Inc.                                               93,755
            8,500  Equity Office Properties Trust                                 256,105
            7,000  First Industrial Realty Trust, Inc.                            264,810
            2,000  General Growth Properties                                       68,200
            3,500  Hospitality Properties Trust                                   141,330
            1,000  Kimco Realty Corp.                                              53,900
            8,000  Liberty Property Trust                                         312,400
            9,000  Mid-America Apartment                                          328,500
                   Communities, Inc.
            8,000  New Plan Excel Realty Trust                                    200,880
            4,500  Simon Property Group, Inc.                                     272,610
            7,000  Thornburg Mortgage, Inc. (c)                                   196,280
            4,000  Universal Health Realty Income                                 113,000
                   Trust                                                          -------
                                                                                3,438,643
                                                                                ---------
Restaurants  (1.3%):
           14,500  McDonald's Corp.                                               451,530
                                                                                  -------
Telephone & Telecommunications  (1.8%):
            7,500  BellSouth Corp.                                                197,175
           11,500  Verizon Communications, Inc.                                   408,250
                                                                                  -------
                                                                                  605,425
                                                                                ---------
Transport - Services  (0.6%):
            4,500  Ryder System, Inc.                                             187,650
                                                                                  -------
Travel Services  (1.2%):
           18,000  Sabre Holdings Corp., Class A                                  393,840
                                                                                  -------
Total Common Stocks (Cost $16,074,861)                                         17,233,348
                                                                               ----------

Preferred Stocks  (43.6%):
Auto-Cars/Light Trucks  (1.0%):
           10,000  Ford Motor Credit, 7.375%                                      230,300
            6,000  General Motors Corp., 7.375% (c)                               122,700
                                                                                  -------
                                                                                  353,000
                                                                                 --------
Bank Holding Companies  (1.9%):
           20,000  J.P. Morgan Chase & Co., Series X,                             516,000
                   7.000%
            5,000  Suntrust Capital IV, 7.125%                                    127,300
                                                                                  -------
                                                                                  643,300
Banks  (1.7%):                                                                    -------
           22,000  Wells Fargo Capital Trust II,                                  563,200
                   7.000%                                                       ---------
Commercial Banks  (5.7%):
           19,100  ASBC Capital I, 7.625%                                         500,420
           13,700  Comerica Capital Trust I, 7.600%                               351,405
           19,600  Compass Capital, 7.350%                                        506,268
           15,000  Fleet Capital Trust VII, 7.200%                                385,500
            6,900  Fleet Capital Trust VIII, 7.200%                               178,089
                                                                                  -------
                                                                                1,921,682
                                                                                ---------
Department Stores  (0.2%):
            3,400  Sears Roebuck Acceptance,                                       82,076
                   7.000%                                                         -------
Electrical Services  (7.5%):
           15,000  BGE Capital Trust II, 6.200%                                   384,750
           10,000  Consolidated Edison Co., Inc.,                                 257,600
                   7.500%
           19,000  Dominion CNG Capital Trust I,                                  495,900
                   7.800%
           12,000  Energy East Capital Trust I,                                   314,400
                   8.250%
           22,000  Entergy LA, Inc., 7.600%                                       574,200
           20,000  Georgia Power Capital, 7.125%                                  516,000
                                                                                  -------
                                                                                2,542,850
                                                                                ---------
Entertainment  (1.1%):
           15,000  The Walt Disney Co., 7.000%                                    387,000
                                                                                  -------
Financial Services  (11.3%):
            4,000  AMBAC Financial Group, 7.000%                                  102,360
              650  BancWest Capital I, 9.500%                                      16,965
           14,000  Citigroup Capital Trust VIII, 6.950%                           358,400
            7,600  Everest Cap Trust 7.850%                                       197,600
            9,000  General Electric Capital Corp.,                                227,160
                   6.100%
           15,500  Hartford Life Capital II, Series B,                            400,675
                   7.625%
           10,000  Household Capital Trust V, Series X,                           253,000
                   10.000%
            6,500  Lehman Brothers Holdings, Inc.,                                170,950
                   6.500%
           21,000  Merrill Lynch Capital Trust V, 7.280%                          551,250
                    (b)
           23,000  Morgan Stanley Capital Trust II,                               593,630
                   7.250%
           16,000  National Commerce Capital Trust II,                            416,160
                   7.700%
            1,900  Provident Financial Group, Inc.,                                50,730
                   8.375%
           17,600  SLM Corp., 6.000%                                              435,072
                                                                                  -------
                                                                                3,773,952
                                                                                ---------
Insurance  (4.1%):
           16,400  Ace Ltd., Series C, 7.800%                                     426,564
            3,000  Chubb Corp., 7.000%                                             89,940
           19,400  Partnerre Capital Trust I, 7.900%                              503,818
           13,900  St. Paul Capital Trust, 7.600%                                 355,284
                                                                                  -------
                                                                                1,375,606
                                                                                ---------
Insurance Carriers  (0.3%):
            5,000  Travelers Property Casualty Corp.,                             110,600
                   4.500%                                                         -------
Life/Health Insurance  (3.6%):
           23,000  Aetna, Inc., 8.500%                                            600,300
           10,000  Lincoln National Capital V, Series E,                          256,800
                    7.650%
           12,400  PLC Capital Trust, 7.250%                                      322,400
            1,300  Torchmark Capital Trust I, 7.750%                               33,787
                                                                                   ------
                                                                                1,213,287
                                                                                ---------
Real Estate Investment Trusts  (2.5%):
            1,400  Equity Residential Properties, Series D, 8.600%                 37,030
           10,000  HRPT Properties Trust, Series A, 9.875%                        261,900
            4,000  Prologis Trust, Series F, 6.750%                                99,400
           17,500  Public Storage, Series R, 8.000%                               451,675
                                                                                  -------
                                                                                  850,005
Reinsurance  (0.6%):                                                              -------
            7,300  RenaissanceRe Holdings Ltd.,                                   188,340
                   Series B, 7.300%                                             ---------
Telephone Communication  (2.1%):
            7,000  Alltel Corp., 7.750%                                           353,430
           14,000  SBC Communications, Inc.,                                      356,580
                   7.000%                                                       ---------
                                                                                  710,010
                                                                                ---------
Total Preferred Stocks (Cost $15,154,112)                                      14,714,908
                                                                               ----------

Mutual Funds  (3.9%):
Exchange Traded Funds  (3.9%):
           16,500  AMEX Technology SPDR                                           322,740
            8,500  SPDR Trust Series 1 Index Fund (c)                           1,003,000
                                                                                ---------
Total Mutual Funds (Cost $1,227,729)                                            1,325,740
                                                                                ---------

Cash Equivalent  (1.5%):
          492,608  Huntington Money Market Fund,                                  492,607
                   Interfund Shares *                                             -------
Total Cash Equivalent (Cost $492,607)                                             492,607
                                                                                  -------

Short-Term Securities Held as Collateral for Securities Lending (1.8%):
Mutual Funds (0.0%):
              428  JP Morgan Institutional Prime Money Market Fund                    428
                                                                                      ---
Repurchase Agreements (0.5%):
         $102,890  JP Morgan Securities, 2.870%, 4/1/05                           102,890
           58,759  Morgan Stanley Dean Witter & Co., 2.910%, 4/1/05                58,759
                                                                                   ------
                                                                                  161,649
                                                                                  -------
Variable Rate Obligations (1.3%):
           28,602  Bankone Class A 2004-4, 2.850%, 4/15/05                         28,602
           17,160  Bankone ISS Trust 2003-1, 2.860%, 4/15/05                       17,160
           14,280  Bayerische Landesbk NY, 2.900%, 4/19/05                         14,280
            3,997  Capital One MT 2002-3, 2.871%, 4/15/05                           3,997
           11,464  Capital One MT 2002-3, 2.879%, 4/15/05                          11,464
            7,424  Capital One MT 2002-3, 2.890%, 4/15/05                           7,424
           19,544  CCCIT Series 2000, CL 2002-A9, 3.031%, 6/15/05                  19,544
           11,219  CCCIT Series 2000, CL 2002-A5, 3.047%, 6/15/05                  11,219
            9,138  Chase CCC Trust 2004-2, C, 2.847%, 4/15/05                       9,138
          28,602   Chase CCC Trust 2004-2, C, 2.850%, 4/15/05                      28,602
           14,261  Chase CCMT 2001-2 Class A, 2.857%, 4/15/05                      14,261
           24,605  Chase CCOT 2001-1 Class A, 2.853%, 4/15/05                      24,605
            7,222  Chase CCOT 2003-1 Class A, 2.855%, 4/15/05                       7,222
            5,937  Chase CCOT 2003-1 Class A, 2.860%, 4/15/05                       5,937
           17,138  Chase CCOT 2003-1 Class A, 2.871%, 4/15/05                      17,138
           15,792  Daimler Chrysler Master OT 2003-A, 2.860%, 4/15/05              15,792
           14,261  Deutsche Bank, 3.005%, 4/1/05                                   14,261
           28,584  Dexia Bank Belgium SA, 2.736%, 4/4/05                           28,584
           14,261  Discover CMT I 2003-1, 2.870%, 4/15/05                          14,261
           15,424  Discover CMT I 2001-2, 2.858%, 4/15/05                          15,424
            5,692  Fleet CCMT II 2002-A Class A, 2.841%, 4/15/05                    5,692
            2,877  Fleet CCMT II 2002-A Class A, 2.860%, 4/15/05                    2,877
            8,569  Fleet CCMT II 2002-A Class A, 2.860%, 4/15/05                    8,569
            5,692  Fleet CCMT II 2002-A Class A, 2.879%, 4/15/05                    5,692
            2,265  General Electric Capital Corp., 2.860%, 5/12/05                  2,265
            8,569  General Electric Capital Corp., 2.870%, 5/12/05                  8,569
           28,584  HBOS Treasury Services PLC, 3.110%, 6/30/05                     28,584
           28,584  JP Morgan & Co., Inc., 2.970%, 6/2/05                           28,584
           10,283  Mass Mutual Global Funding II, 3.161%, 6/28/05                  10,283
            5,692  MBNA MCCT II 1997-K Class A, 2.851%, 4/15/05                     5,692
           34,276  MBNA MCCT II 2000-K Class A, 2.702%, 4/15/05                    34,276
                                                                                   ------
                                                                                  449,998
Total Short-Term Securities Held as Collateral for                               --------
  Securities Lending (Cost $612,075)                                              612,075
                                                                                  -------



Total Investments (Cost $33,561,384) (a)   -   101.8%                          34,378,678
Liabilities in Excess of Other Assets   -   (1.8)%                              (616,991)
                                                                               ----------
NET ASSETS   -   100.0%                                                $       33,761,687
                                                                               ==========
------------
See Notes to Portfolio of Investments.












Huntington VA Growth Fund
Portfolio of Investments                                                   March 31, 2005
(Unaudited)


                   Security
         Shares   Description                                                      Value

Common Stocks  (93.4%):
Apparel & Textiles  (2.3%):
           10,200  Cintas Corp.                                        $          421,362
                                                                                  -------
Banks  (0.7%):
            3,383  Washington Mutual, Inc.                                        133,629
                                                                                  -------
Beverages  (1.8%):
            6,000  PepsiCo, Inc.                                                  318,180
                                                                                  -------
Broadcast Services & Programming  (0.3%):
            5,203  Liberty Media Corp., Class A (b)                                53,955
                                                                                   ------
Chemicals  (3.0%):
            5,205  Du Pont (E.I.) de Nemours & Co.                                266,705
            8,029  Ecolab, Inc.                                                   265,358
                                                                                  -------
                                                                                  532,063
Computer Services  (1.9%):                                                        -------
            6,712  Hewlett Packard Co.                                            147,261
            5,600  Sungard Data Systems, Inc. (b)                                 193,200
                                                                                  -------
                                                                                  340,461
Computer Software  (4.0%):                                                        -------
           29,508  Microsoft Corp.                                                713,208
                                                                                  -------
Computers  (8.1%):
           14,594  Cisco Systems, Inc. (b)                                        261,087
           10,000  Computer Sciences Corp. (b)                                    458,499
            8,698  Dell, Inc. (b)                                                 334,177
              620  EMC Corp. (b)                                                    7,638
            2,999  International Business Machines                                274,049
                   Corp.
              342  Network Appliance, Inc. (b)                                      9,460
            8,620  Oracle Corp. (b)                                               107,578
                                                                                  -------
                                                                                1,452,488
Cosmetics/Toiletries  (4.2%):                                                  ----------
            4,248  Colgate-Palmolive Co.                                          221,618
            9,928  Procter & Gamble Co.                                           526,184
                                                                                  -------
                                                                                  747,802
Data Processing/Management  (2.0%):                                               -------
            7,887  Automatic Data Processing, Inc.                                354,521
                                                                                  -------
Drugs & Health Care  (7.8%):
            2,691  Abbott Laboratories                                            125,454
            2,500  Amgen, Inc. (b)                                                145,525
            2,290  IMS Health, Inc.                                                55,853
            5,622  Merck & Co., Inc.                                              181,984
           13,122  Pfizer, Inc.                                                   344,715
            8,433  Schering-Plough Corp.                                          153,059
            5,465  Wyeth                                                          230,514
            2,000  Zimmer Holdings, Inc. (b)                                      155,620
                                                                                  -------
                                                                                1,392,724
Electric Utility  (0.0%):                                                       ---------
              187  Duke Energy Corp.                                                5,238
                                                                                    -----
Electronic Components  (0.9%):
            6,100  Molex, Inc.                                                    160,796
            2,201  Solectron Corp. (b)                                              7,637
                                                                                    -----
                                                                                  168,433
Financial Services  (0.7%):                                                       -------
            2,591  American Express Co.                                           133,100
                                                                                  -------
Food & Beverages  (4.8%):
            7,500  Anheuser Busch Cos., Inc.                                      355,425
            3,112  J.M. Smuckers Co.                                              156,534
            5,290  Wm. Wrigley Jr. Co.                                            346,865
                                                                                  -------
                                                                                  858,824
Industrial  (4.9%):                                                               -------
           24,245  General Electric Co.                                           874,275
                                                                                  -------
Industrial Conglomerates  (3.1%):
            6,136  Illinois Tool Works, Inc.                                      549,356
                                                                                  -------
Instruments - Scientific  (0.6%):
            2,648  Millipore Corp. (b)                                            114,923
                                                                                  -------
Insurance  (0.8%):
                1  Berkshire Hathaway, Inc., Class A                               87,000
                   (b)
            1,457  St. Paul Cos., Inc.                                             53,516
                                                                                   ------
                                                                                  140,516
Medical & Medical Services  (9.8%):                                               -------
            7,500  Baxter International, Inc.                                     254,850
            3,700  Biomet, Inc.                                                   134,310
            2,700  Dentsply International, Inc.                                   146,907
              269  Hospira, Inc. (b)                                                8,681
            7,000  Invacare Corp.                                                 312,410
            5,977  Johnson & Johnson                                              401,415
            1,968  Medco Health Solutions, Inc. (b)                                97,554
            2,015  Medtronic, Inc.                                                102,664
            6,530  Stryker Corp.                                                  291,303
                                                                                  -------
                                                                                1,750,094
Miscellaneous Business Services  (1.2%):                                        ---------
            7,500  Iron Mountain, Inc. (b)                                        216,300
                                                                                  -------
Multimedia  (0.8%):
              260  Liberty Media International, Inc. (b)                           11,372
            7,677  Time Warner, Inc. (b)                                          134,732
                                                                                  -------
                                                                                  146,104
Office Supplies  (2.2%):                                                          -------
            6,337  Avery Dennison Corp.                                           392,450
                                                                                  -------
Oil Company - Exploration & Production  (2.0%):
            5,000  Occidental Petroleum Corp.                                     355,850
                                                                                  -------
Petroleum & Petroleum Products  (6.7%):
            7,217  Anadarko Petroleum Corp.                                       549,214
            5,000  Exxon Mobil Corp.                                              298,000
            5,000  Schlumberger, Ltd.                                             352,400
                                                                                  -------
                                                                                1,199,614
Pipelines  (2.1%):                                                              ---------
            5,000  Kinder Morgan, Inc.                                            378,500
                                                                                  -------
Printing & Publishing  (1.1%):
            1,931  Media General, Inc., Class A                                   119,432
            2,408  Viacom, Inc., Class B                                           83,871
                                                                                   ------
                                                                                  203,303
Retail  (7.1%):                                                                 ---------
           14,278  Home Depot, Inc.                                               545,990
            3,839  Kohl's Corp. (b)                                               198,208
            3,441  Wal-Mart Stores, Inc.                                          172,429
            8,060  Walgreen Co.                                                   358,025
                                                                                  -------
                                                                                1,274,652
Semi-Conductors/Instruments  (1.8%):                                            ---------
            7,684  Analog Devices, Inc.                                           277,699
              663  Applied Materials, Inc. (b)                                     10,774
            1,493  Texas Instruments, Inc.                                         38,057
                                                                                   ------
                                                                                  326,530
Technology  (2.0%):                                                               -------
           15,574  Intel Corp.                                                    361,784
                                                                                  -------
Telephone & Telecommunications  (2.1%):
            6,930  Qualcomm, Inc.                                                 253,985
            4,308  Vodafone Group PLC ADR                                         114,420
                                                                                  -------
                                                                                  368,405
Transport - Marine  (0.5%):                                                       -------
            1,859  Carnival Corp.                                                  96,315
                                                                                   ------
Wholesale Distribution  (2.1%):
           10,675  SYSCO Corp.                                                    382,165
                                                                                  -------
Total Common Stocks (Cost $15,884,887)                                         16,757,124
                                                                               ----------

Mutual Funds  (1.2%):
Exchange Traded Funds  (1.2%):
            2,675  NASDAQ 100 Index Fund                                           97,771
            1,020  SPDR Trust Series 1 Index Fund                                 120,360
                                                                                  -------
Total Mutual Funds (Cost $177,194)                                                218,131
                                                                                  -------

Cash Equivalent  (5.4%):
          961,250  Huntington Money Market Fund,                                  961,250
                   Interfund Shares *                                             -------
Total Cash Equivalent (Cost $961,250)                                             961,250
                                                                                  -------



Total Investments (Cost $17,023,331) (a)   -   100.0%                          17,936,505
Other Assets in Excess of Liabilities   -   0.0%                                    3,602
                                                                               ----------
NET ASSETS   -   100.0%                                                $       17,940,107
                                                                               ==========
------------
See Notes to Portfolio of Investments.














Huntington VA Income Equity Fund
Portfolio of Investments                                                   March 31, 2005
(Unaudited)


                   Security
         Shares   Description                                                      Value

Common Stocks  (99.5%):
Auto/Truck Parts & Equipment  (3.0%):
           21,600  Genuine Parts Co.                                   $          939,384
                                                                                  -------
Banks  (30.4%):
           22,700  AmSouth Bancorporation                                         589,065
           25,500  Bank of America Corp.                                        1,124,550
           18,400  BB&T Corp.                                                     719,072
           26,200  Citigroup, Inc.                                              1,177,428
           10,400  Comerica, Inc.                                                 572,832
           24,100  J.P. Morgan Chase & Co.                                        833,860
           31,500  MBNA Corp.                                                     773,325
           30,900  National City Corp.                                          1,035,150
           27,000  Regions Financial Corp.                                        874,800
            6,600  SunTrust Banks, Inc.                                           475,662
            9,200  Wachovia Corp.                                                 468,372
           23,200  Washington Mutual, Inc.                                        916,400
                                                                                  -------
                                                                                9,560,516
                                                                                ---------
Chemicals  (4.9%):
           12,900  Monsanto Co.                                                   832,050
            9,900  PPG Industries, Inc.                                           708,048
                                                                                  -------
                                                                                1,540,098
                                                                                ---------
Computer Services  (5.9%):
            6,300  Diebold, Inc.                                                  345,555
            7,300  First Data Corp.                                               286,963
           15,000  Pitney Bowes, Inc.                                             676,800
           16,200  Thompson Corp.                                                 540,270
                                                                                  -------
                                                                                1,849,588
                                                                                ---------
Computer Software  (0.9%):
           11,400  Microsoft Corp.                                                275,538
                                                                                  -------
Consumer Products  (2.4%):
            9,300  Fortune Brands, Inc.                                           749,859
                                                                                  -------
Data Processing/Management  (1.1%):
            7,400  Automatic Data Processing, Inc.                                332,630
                                                                                  -------
Drugs & Health Care  (7.9%):
           22,000  Bristol-Myers Squibb Co.                                       560,120
           20,400  Merck & Co., Inc.                                              660,348
           30,500  Pfizer, Inc.                                                   801,235
           11,400  Wyeth                                                          480,852
                                                                                  -------
                                                                                2,502,555
Electric - Integrated  (1.2%):                                                  ---------
            9,100  Consolidated Edison, Inc.                                      383,838
                                                                                  -------
Electric Utility  (3.3%):
           16,200  Duke Energy Corp.                                              453,762
            6,300  Exelon Corp.                                                   289,107
           12,500  Nisource, Inc.                                                 284,875
                                                                                  -------
                                                                                1,027,744
Food & Beverages  (0.9%):                                                       ---------
           10,100  ConAgra Foods, Inc.                                            272,902
                                                                                  -------
Food - Diversified  (1.9%):
           27,100  Sara Lee Corp.                                                 600,536
                                                                                  -------
Industrial  (2.7%):
           23,700  General Electric Co.                                           854,622
                                                                                  -------
Insurance  (2.7%):
           18,600  Unitrin, Inc.                                                  844,440
                                                                                  -------
Life/Health Insurance  (2.6%):
           18,400  Lincoln National Corp.                                         830,576
                                                                                  -------
Multimedia  (2.1%):
            9,700  Comcast Corp. Special Class A (b)                              323,980
           27,200  Pearson PLC ADR                                                333,472
                                                                                  -------
                                                                                  657,452
Oil Company - Exploration & Production  (4.3%):                                   -------
            7,900  Kerr-McGee Corp.                                               618,807
           10,200  Occidental Petroleum Corp.                                     725,934
                                                                                  -------
                                                                                1,344,741
Petroleum & Petroleum Products  (5.6%):                                         ---------
           12,400  ChevronTexaco Corp.                                            723,044
            6,400  ConocoPhillips                                                 690,176
            5,600  Royal Dutch Petroleum Co. ADR                                  336,224
                                                                                  -------
                                                                                1,749,444
Printing & Publishing  (4.6%):                                                  ---------
            5,400  Gannett Co., Inc.                                              427,032
           31,800  R.R. Donnelley & Sons Co.                                    1,005,516
                                                                                ---------
                                                                                1,432,548
Real Estate Investment Trusts  (1.1%):                                          ---------
           11,800  Equity Office Properties Trust                                 355,534
                                                                                  -------
Retail  (1.4%):
           11,500  May Department Stores Co.                                      425,730
                                                                                  -------
Technology  (1.1%):
           15,000  Intel Corp.                                                    348,450
                                                                                  -------
Telecommunication Equipment  (0.9%):
           24,700  Avaya, Inc. (b)                                                288,496
                                                                                  -------
Telephone & Telecommunications  (5.3%):
           14,400  Alltel Corp.                                                   789,840
           22,600  Nokia Corp. ADR                                                348,718
           11,700  Sprint Corp.                                                   266,175
            7,500  Verizon Communications, Inc.                                   266,250
                                                                                  -------
                                                                                1,670,983
Textiles  (1.3%):                                                               ---------
            6,800  V.F. Corp.                                                     402,152
                                                                                  -------
Total Common Stocks (Cost $27,649,536)                                         31,240,356
                                                                               ----------

Cash Equivalent  (0.6%):
          197,359  Huntington Money Market Fund,                                  197,359
                   Interfund Shares *                                             -------
Total Cash Equivalent (Cost $197,359)                                             197,359
                                                                                  -------



Total Investments (Cost $27,846,895) (a)   -   100.1%                          31,437,715
Liabilities in Excess of Other Assets   -   (0.1)%                               (44,438)
                                                                                ---------
NET ASSETS   -   100.0%                                                $       31,393,277
                                                                               ==========
------------
See Notes to Portfolio of Investments.











Huntington VA International Equity Fund
Portfolio of Investments                                                   March 31, 2005
(Unaudited)


                   Security
         Shares   Description                                                      Value

Common Stocks  (81.1%):
Brazil  (1.9%):
Oil & Gas  (1.9%):
              240  Petroleo Brasileiro SA ADR                          $           10,603
                                                                                   ------
Canada  (3.7%):
Oil & Gas  (1.9%):
              150  Encana Corp. ADR                                                10,563
                                                                                   ------
Railroads  (1.8%):
              160  Canadian National Railway Co.                                   10,130
                                                                                   ------
                                                                                   20,693
                                                                                   ------
Finland  (2.0%):
Paper & Related Products  (2.0%):
              500  UPM Kymmene OYJ ADR (b)                                         11,165
                                                                                   ------
France  (9.5%):
Food & Beverage  (2.6%):
              740  Groupe Danone ADR                                               14,778
                                                                                   ------
Insurance  (3.0%):
              645  Axa ADR                                                         17,208
                                                                                   ------
Oil & Gas  (2.5%):
              120  Total SA ADR                                                    14,068
                                                                                   ------
Water Treatments  (1.4%):
              290  Suez SA ADR                                                      7,824
                                                                                    -----
                                                                                   53,878
                                                                                   ------
Germany  (2.1%):
Computer Software  (2.1%):
              300  SAP AG ADR                                                      12,024
                                                                                   ------
Hong Kong  (1.1%):
Commercial Banks  (1.1%):
            2,200  Bank of East Asia Ltd. ADR                                       6,332
                                                                                    -----
Japan  (15.6%):
Audio/Video Products  (1.9%):
              740  Matsushita Electric Industrial Co.                              10,893
                   Ltd. ADR                                                        ------
Commercial Banks  (1.7%):
            1,140  Mitsubishi Tokyo Financial Group,                                9,861
                   Inc. ADR                                                         -----
Cosmetics & Toiletries  (1.8%):
              770  Shiseido Co. Ltd. ADR                                           10,186
                                                                                   ------
Electronics  (5.3%):
              200  Secom Co., Ltd. ADR                                             16,679
              850  Sharp Corp. ADR                                                 12,890
                                                                                   ------
                                                                                   29,569
Machinery - Construction & Mining  (2.7%):                                         ------
              500  Komatsu Ltd. ADR                                                15,000
                                                                                   ------
Office Automation & Equipment  (2.2%):
              230  Canon, Inc. ADR                                                 12,328
                                                                                   ------
                                                                                   87,837
Mexico  (1.7%):                                                                    ------
Construction Materials & Supplies  (1.7%):
              268  Cemex SA ADR                                                     9,715
                                                                                    -----
Netherlands  (4.7%):
Insurance  (2.4%):
              441  ING Group NV ADR                                                13,332
                                                                                   ------
Transportation  (2.3%):
              460  TPG NV ADR                                                      13,073
                                                                                   ------
                                                                                   26,405
Netherlands Antilles  (1.4%):                                                      ------
Oil-Field Services  (1.4%):
              110  Schlumberger Ltd. ADR                                            7,753
                                                                                    -----
Singapore  (1.4%):
Telecommunications  (1.4%):
              489  Singapore Telecommunications Ltd.                                7,649
                   ADR (b)                                                          -----
South Korea  (1.5%):
Telephone Communications  (1.5%):
              425  SK Telecom Co. Ltd. ADR                                          8,381
                                                                                    -----
Spain  (5.6%):
Banks  (1.6%):
              550  Banco Bilbao Vizcaya SA ADR                                      8,949
                                                                                    -----
Electric Integrated  (1.6%):
              400  Endesa SA ADR                                                    9,036
                                                                                    -----
Telephone Communications  (2.4%):
              260  Telefonica SA ADR                                               13,512
                                                                                   ------
                                                                                   31,497
Sweden  (1.7%):
Manufacturing - Consumer Goods  (1.7%):
              200  Electrolux AB, Series B ADR                                      9,312
                                                                                    -----
Switzerland  (5.9%):
Banking/Insurance  (1.2%):
               80  UBS AG ADR                                                       6,752
                                                                                    -----
Chemicals-Specialty  (2.5%):
              650  Syngenta AG ADR                                                 13,650
                                                                                   ------
Medical-Drugs  (2.2%):
              270  Novartis AG ADR                                                 12,631
                                                                                   ------
                                                                                   33,033
United Kingdom  (21.3%):
Commercial Banks  (1.0%):
              150  Barclays PLC ADR                                                 6,216
                                                                                    -----
Diversified Operations  (3.7%):
              220  Bunzl PLC ADR                                                   10,925
              515  Tomkins PLC ADR                                                 10,532
                                                                                   ------
                                                                                   21,457
Electric Utility  (1.8%):                                                          ------
              650  Scottish & Southern Enegy PLC                                   10,827
                   ADR                                                             ------
Food & Beverage  (2.1%):
              310  Cadbury Schweppes PLC ADR                                       12,617
                                                                                   ------
Food - Retail  (1.8%):
              600  Tesco PLC ADR                                                   10,890
                                                                                   ------
Medical-Drugs  (3.2%):
              400  GlaxoSmithkline PLC ADR                                         18,368
                                                                                   ------
Metals  (2.3%):
              105  Rio Tinto PLC ADR                                               13,624
                                                                                   ------
Printing & Publishing  (1.9%):
              900  Pearson PLC ADR                                                 11,034
                                                                                   ------
Oil & Gas  (0.7%):
               75  BP Amoco PLC ADR                                                 4,680
                                                                                    -----
Retail  (1.9%):
              480  Boots Group PLC ADR                                             11,310
                                                                                   ------
                                                                                  121,023
                                                                                  -------
Total Common Stocks (Cost $419,801)                                               457,300
                                                                                  -------

Mutual Funds  (4.0%):
India  (1.2%):
Management Investment Operation  (1.2%):
              240  Morgan Stanley India Investment                                  6,965
                   Fund                                                             -----
Japan  (1.8%):
Management Investment Operation  (1.8%):
              950  iShares MSCI Japan  Index Fund                                   9,965
                                                                                    -----
Taiwan  (1.0%):
Management Investment Operation  (1.0%):
              500  iShares MSCI Taiwan Index Fund                                   5,790
                                                                                    -----
Total Mutual Funds (Cost $21,861)                                                  22,720
                                                                                   ------



Total Investments (Cost $441,662) (a)   -   85.1%                                 480,020
Other Assets in Excess of Liabilities   -   14.9%                                  84,276
                                                                                   ------

NET ASSETS   -   100.0%                                                $          564,296
                                                                                  =======
------------
See Notes to Portfolio of Investments.













Huntington VA Macro 100 Fund
Portfolio of Investments                                                   March 31, 2005
(Unaudited)


                   Security
         Shares   Description                                                      Value

Common Stocks  (97.7%):
Aerospace & Defense  (0.8%):
              705  Raytheon Co.                                        $           27,284
                                                                                   ------
Auto/Truck Parts & Equipment  (0.4%):
              345  Genuine Parts Co.                                               15,004
                                                                                   ------
Banks  (22.6%):
              666  AmSouth Bancorporation                                          17,283
            3,919  Bank of America Corp.                                          172,827
              964  BB&T Corp.                                                      37,673
              400  Compass Bancshares, Inc.                                        18,160
              874  Countrywide Credit Industries, Inc.                             28,370
              311  First Horizon National Corp.                                    12,686
              716  Regions Financial Corp.                                         23,198
              587  SunTrust Banks, Inc.                                            42,305
            2,880  U.S. Bancorp                                                    83,002
            2,389  Wachovia Corp.                                                 121,624
            1,466  Washington Mutual, Inc.                                         57,907
            2,854  Wells Fargo & Co.                                              170,669
                                                                                  -------
                                                                                  785,704
Beer, Wine, & Distilled Beverages  (0.7%):                                        -------
              206  Brown-Forman Corp.                                              11,279
              148  Molson Coors Brewing Co., Class B                               11,421
                                                                                   ------
                                                                                   22,700
Chemicals  (0.7%):                                                                 ------
              342  PPG Industries, Inc.                                            24,460
                                                                                   ------
Communications Equipment  (2.2%):
              388  Comverse Technology, Inc. (b)                                    9,785
            1,718  Nextel Communications, Inc., Class                              48,825
                   A (b)
              367  Scientific-Atlanta, Inc.                                        10,357
              956  Tellabs, Inc. (b)                                                6,979
                                                                                    -----
                                                                                   75,946
Computer Services  (4.7%):                                                         ------
            1,774  Ebay, Inc. (b)                                                  66,099
              446  Jabil Circuit, Inc. (b)                                         12,720
              846  Veritas Software Corp. (b)                                      19,644
            1,882  Yahoo, Inc. (b)                                                 63,800
                                                                                   ------
                                                                                  162,263
Computer Software  (5.3%):                                                        -------
              388  Adobe Systems, Inc.                                             26,062
            6,454  Microsoft Corp.                                                155,993
                                                                                  -------
                                                                                  182,055
Computers  (12.1%):                                                               -------
            8,493  Cisco Systems, Inc. (b)                                        151,939
              379  Citrix Systems, Inc. (b)                                         9,028
              909  Computer Associates International,                              24,634
                   Inc.
              343  Computer Sciences Corp. (b)                                     15,727
            3,651  Dell, Inc. (b)                                                 140,270
            6,335  Oracle Corp. (b)                                                79,061
                                                                                   ------
                                                                                  420,659
Computers, Peripherals & Software  (1.0%):                                        -------
              745  Advanced Micro Devices, Inc. (b)                                12,009
              511  BMC Software, Inc. (b)                                           7,665
              902  Novell, Inc. (b)                                                 5,376
              716  Parametric Technology Corp. (b)                                  4,002
              825  Unisys Corp. (b)                                                 5,825
                                                                                    -----
                                                                                   34,877
Diversified Operations  (1.3%):                                                    ------
              341  Ingersoll Rand Co.                                              27,161
              215  Reynolds American, Inc.                                         17,327
                                                                                   ------
                                                                                   44,488
Electrical Equipment  (0.4%):                                                      ------
              188  Cooper Industries Ltd., Class A                                 13,446
                                                                                   ------
Electronic Components  (1.4%):
              768  Agilent Technologies, Inc. (b)                                  17,050
              631  Applied Micro Circuits Corp. (b)                                 2,076
              539  Broadcom Corp., Class A (b)                                     16,127
            1,134  Sanmina Corp. (b)                                                5,919
            1,612  Solectron Corp. (b)                                              5,594
                                                                                    -----
                                                                                   46,766
Financial Services  (9.4%):                                                        ------
            1,696  American Express Co.                                            87,123
              200  Bear Stearns Companies, Inc.                                    19,980
              394  Capital One Financial Corp.                                     29,459
              733  E*Trade Group, Inc. (b)                                          8,796
              384  Franklin Resources, Inc.                                        26,362
              434  Golden West Financial Corp.                                     26,257
              517  Janus Capital Group, Inc.                                        7,212
              376  Marshall & Ilsley Corp.                                         15,698
              600  Providian Financial Corp. (b)                                   10,296
              790  SLM Corp.                                                       39,374
              404  T. Rowe Price Group, Inc.                                       23,990
            1,906  The Charles Schwab Corp.                                        20,032
              187  Zions Bancorporation                                            12,907
                                                                                   ------
                                                                                  327,486
Food & Beverages  (4.3%):                                                         -------
              764  Coca-Cola Enterprises, Inc.                                     15,677
            3,212  The Coca-Cola Co.                                              133,844
                                                                                  -------
                                                                                  149,521
Hotels  (0.5%):                                                                   -------
              817  Hilton Hotels Corp.                                             18,260
                                                                                   ------
Life Insurance  (0.6%):
              532  Principal Financial Group                                       20,477
                                                                                   ------
Machinery  (0.6%):
              354  Rockwell International Corp.                                    20,051
                                                                                   ------
Metals & Mining  (0.9%):
              363  Freeport-McMoran Copper & Gold,                                 14,378
                   Inc., Class B
              179  Phelps Dodge Corp.                                              18,210
                                                                                   ------
                                                                                   32,588
Miscellaneous Business Services  (1.6%):                                           ------
              488  Autodesk, Inc.                                                  14,523
            1,162  Symantec Corp. (b)                                              24,786
              408  Waters Corp. (b)                                                14,602
                                                                                   ------
                                                                                   53,911
Real Estate Investment Trusts  (1.0%):                                             ------
              348  Prologis Trust                                                  12,911
              365  Simon Property Group, Inc.                                      22,112
                                                                                   ------
                                                                                   35,023
Retail  (6.7%):                                                                    ------
              441  Circuit City Stores, Inc.                                        7,078
            1,226  Gap, Inc.                                                       26,776
            3,312  Home Depot, Inc.                                               126,650
            1,228  Lowe's Cos., Inc.                                               70,107
                                                                                   ------
                                                                                  230,611
Semi-Conductors/Instruments  (3.8%):                                              -------
              598  Analog Devices, Inc.                                            21,612
              879  LSI Logic Corp. (b)                                              4,914
              631  National Semiconductor Corp.                                    13,005
              406  NVIDIA Corp. (b)                                                 9,647
              560  PMC-Sierra, Inc. (b)                                             4,928
              220  QLogic Corp. (b)                                                 8,910
            2,626  Texas Instruments, Inc.                                         66,936
                                                                                   ------
                                                                                  129,952
Technology  (8.1%):                                                               -------
              854  ADC Telecommunications, Inc. (b)                                 1,699
              809  Altera Corp. (b)                                                16,002
              890  Compuware Corp. (b)                                              6,408
            6,624  Intel Corp.                                                    153,875
              354  Intuit, Inc. (b)                                                15,495
              208  Lexmark International Group, Inc.                               16,634
                   (b)
              540  Linear Technology Corp.                                         20,687
              531  Maxim Integrated Products, Inc.                                 21,702
              202  Mercury Interactive Corp. (b)                                    9,571
              578  Xilinx, Inc.                                                    16,895
                                                                                   ------
                                                                                  278,968
Telephone & Telecommunications  (4.8%):                                           -------
              836  Ciena Corp. (b)                                                  1,438
            1,033  JDS Uniphase Corp. (b)                                           1,725
            5,373  Lucent Technologies, Inc. (b)                                   14,776
            3,568  Motorola, Inc.                                                  53,413
            2,553  Qualcomm, Inc.                                                  93,567
                                                                                   ------
                                                                                  164,919
Textiles  (0.4%):                                                                 -------
              207  V.F. Corp.                                                      12,242
                                                                                   ------
Transport - Marine  (1.2%):
              826  Carnival Corp.                                                  42,795
                                                                                   ------
Transportation Services  (0.2%):
              170  Ryder System, Inc.                                               7,089
                                                                                    -----
Total Common Stocks (Cost $3,419,042)                                           3,379,545
                                                                                ---------

Cash Equivalent  (5.7%):
          195,365  Huntington Money Market Fund,                                  195,365
                   Interfund Shares *                                             -------
Total Cash Equivalent (Cost $195,365)                                             195,365
                                                                                  -------



Total Investments (Cost $3,614,407) (a)   -   103.4%                            3,574,910
Liabilities in Excess of Other Assets   -   (3.4)%                              (118,546)
                                                                                ---------

NET ASSETS   -   100.0%                                                $        3,456,364
                                                                                =========
------------
See Notes to Portfolio Investments.













Huntington VA Mid Corp America Fund
Portfolio of Investments                                                   March 31, 2005
(Unaudited)


      Shares or        Security
    Principal Amount  Description                                                  Value

Common Stocks  (80.2%):
Aerospace & Defense  (0.6%):
            1,675  Alliant Techsystems, Inc. (b)                       $          119,679
                                                                                  -------
Amusement & Recreation Services  (0.2%):
              900  Boyd Gaming Corp.                                               46,935
                                                                                   ------
Apparel & Textiles  (1.5%):
            1,300  G & K Services, Inc., Class A                                   52,377
            3,444  Liz Claiborne, Inc.                                            138,208
            1,100  Reebok International Ltd.                                       48,730
            1,400  UniFirst Corp.                                                  55,860
                                                                                   ------
                                                                                  295,175
Auto/Truck Parts & Equipment  (0.7%):                                             -------
              400  Cummins Engine, Inc.                                            28,140
            1,300  Oshkosh Truck Corp.                                            106,587
                                                                                  -------
                                                                                  134,727
Banks  (4.5%):                                                                    -------
            1,400  Amcore Financial, Inc.                                          39,550
            1,700  BancorpSouth, Inc.                                              35,088
            1,666  BOK Financial Corp. (b)                                         67,773
            2,700  Chittenden Corp.                                                70,389
            3,021  Compass Bancshares, Inc.                                       137,153
            4,832  First Horizon National Corp.                                   197,097
              855  Fulton Financial Corp.                                          18,630
            1,400  M & T Bank Corp.                                               142,884
              533  New York Community Bancorp,                                      9,679
                   Inc.
            2,964  TCF Financial Corp.                                             80,473
            1,323  TD Banknorth, Inc. (b)                                          41,331
              634  Toronto-Dominion Bank                                           26,216
                                                                                   ------
                                                                                  866,263
Beer, Wine, & Distilled Beverages  (0.5%):                                        -------
            1,360  Molson Coors Brewing Co., Class B                              104,951
                                                                                  -------
Biotechnology  (1.3%):
            1,186  Cephalon, Inc. (b)                                              55,540
            2,778  Invitrogen Corp. (b)                                           192,238
                                                                                  -------
                                                                                  247,778
Building & Construction  (4.5%):                                                  -------
            4,200  Beazer Homes USA, Inc. (c)                                     209,412
            1,400  Centex Corp.                                                    80,178
            4,000  D. R. Horton, Inc.                                             116,960
            1,031  Eagle Materials, Inc.                                           83,449
              300  Hovnanian Enterprises , Class A                                 15,300
                   (b)
            3,238  Insituform Technologies, Inc., Class                            46,983
                   A (b)
              700  Lafarge North America Corp.                                     40,915
            3,622  Pulte Homes, Inc.                                              266,688
                                                                                  -------
                                                                                  859,885
Chemicals  (2.1%):                                                                -------
            3,300  Albemarle Corp.                                                119,988
            2,558  Cytec Industries, Inc.                                         138,772
            1,960  Lubrizol Corp.                                                  79,654
            1,100  Minerals Technologies, Inc.                                     72,358
                                                                                   ------
                                                                                  410,772
Communications Equipment  (2.5%):                                                 -------
            2,600  Harris Corp.                                                    84,890
            4,259  L-3 Communications Corp.                                       302,474
            3,428  Scientific-Atlanta, Inc.                                        96,738
                                                                                   ------
                                                                                  484,102
Computer Services  (3.3%):                                                        -------
           10,767  Activision, Inc. (b)                                           159,347
            1,459  Affiliated Computer Services, Inc.                              77,677
                   (b)
            4,500  Intergraph Corp. (b)                                           129,645
            3,200  JDA Software Group, Inc. (b)                                    44,928
              300  Pinnacle Systems, Inc. (b)                                       1,677
              898  SafeNet, Inc. (b)                                               26,320
            5,341  Sungard Data Systems, Inc. (b)                                 184,265
                                                                                  -------
                                                                                  623,859
Computers  (1.3%):                                                                -------
            2,748  NCR Corp. (b)                                                   92,717
            1,440  Progress Software Corp. (b)                                     37,757
            2,000  Sandisk Corp. (b)                                               55,600
            1,900  Storage Technology Corp. (b)                                    58,520
                                                                                   ------
                                                                                  244,594
Computers, Peripherals & Software  (0.9%):                                        -------
            2,600  Cognos, Inc. (b)                                               109,044
            1,600  Novell, Inc. (b)                                                 9,536
            2,600  Sybase, Inc. (b)                                                47,996
                                                                                   ------
                                                                                  166,576
Consulting Services  (0.4%):                                                      -------
            5,410  Forrester Research, Inc. (b)                                    76,173
                                                                                   ------
Consumer Products  (0.2%):
              400  Harman International Industries,                                35,384
                   Inc.                                                            ------
Containers - Paper/Plastic  (0.2%):
            1,300  Pactiv Corp. (b)                                                30,355
                                                                                   ------
Data Processing/Management  (0.2%):
            1,940  MoneyGram International, Inc.                                   36,647
                                                                                   ------
Diversified Operations  (1.9%):
              600  Ball Corp.                                                      24,888
            4,200  Griffon Corp. (b)                                               89,922
            3,421  Teleflex, Inc.                                                 175,087
            1,100  Textron, Inc.                                                   82,082
                                                                                   ------
                                                                                  371,979
Drugs & Health Care  (1.0%):                                                      -------
            1,785  Barr Laboratories, Inc. (b)                                     87,162
            6,352  Mylan Laboratories, Inc. (c)                                   112,557
                                                                                  -------
                                                                                  199,719
Electrical Components  (0.8%):                                                    -------
            3,600  Elbit Systems Ltd.                                              83,988
            1,600  Rayovac Corp. (b)                                               66,560
                                                                                   ------
                                                                                  150,548
Electrical Equipment  (1.0%):                                                     -------
            2,656  Cooper Industries Ltd., Class A                                189,957
                                                                                  -------
Electrical Services  (1.2%):
            1,296  Allete, Inc.                                                    54,238
            1,700  Constellation Energy Group                                      87,890
            3,691  Energy East Corp.                                               96,778
                                                                                   ------
                                                                                  238,906
Electronic Components  (0.4%):                                                    -------
              150  Benchmark Electronics, Inc. (b)                                  4,775
              600  Molex, Inc.                                                     15,816
            2,000  Thomas & Betts Corp. (b)                                        64,600
                                                                                   ------
                                                                                   85,191
Environmental Services  (0.4%):                                                    ------
            1,800  Stericycle, Inc. (b)                                            79,560
                                                                                   ------
Financial Services  (5.1%):
            2,350  Allied Capital Corp. (c)                                        61,335
            2,100  AMBAC Financial Group, Inc.                                    156,975
            1,884  AmeriCredit Corp. (b)                                           44,161
            1,337  Bear Stearns Companies, Inc.                                   133,566
            2,859  City National Corp.                                            199,615
            2,500  First American Financial Corp.                                  82,350
            1,400  Firstmerit Corp.                                                37,464
            2,467  Legg Mason, Inc.                                               192,771
            1,800  Wilmington Trust Corp.                                          63,180
                                                                                   ------
                                                                                  971,417
Food & Beverages  (1.8%):                                                         -------
            1,300  Constellation Brands, Inc. (b)                                  68,731
            1,500  McCormick & Co., Inc.                                           51,645
            2,111  Ralcorp Holding, Inc.                                           99,955
            1,500  Smithfield Foods, Inc. (b)                                      47,325
            1,334  SUPERVALU, Inc.                                                 44,489
            1,770  Tyson Foods, Inc., Class A                                      29,524
                                                                                   ------
                                                                                  341,669
Gas & Natural Gas  (3.8%):                                                        -------
            2,200  AGL Resources, Inc.                                             76,846
            2,300  Atmos Energy Corp.                                              62,100
              700  Keyspan Corp.                                                   27,279
            3,921  MDU Resources Group, Inc.                                      108,298
            2,900  National Fuel Gas Co.                                           82,911
            1,200  New Jersey Resources Corp.                                      52,236
            1,200  Peoples Energy Corp.                                            50,304
            4,664  Questar Corp.                                                  276,342
                                                                                  -------
                                                                                  736,316
Healthcare Equipment & Supplies  (0.5%):                                          -------
            1,070  Hillenbrand Industries, Inc.                                    59,353
            1,700  Viasys Healthcare, Inc. (b)                                     32,436
                                                                                   ------
                                                                                   91,789
Hotels  (0.3%):                                                                    ------
              400  Hilton Hotels Corp.                                              8,940
              900  Starwood Hotels & Resorts                                       54,027
                   Worldwide, Inc.                                                 ------
                                                                                   62,967
Household Products  (1.0%):                                                        ------
            2,730  Church & Dwight Co., Inc.                                       96,833
              900  Ferro Corp.                                                     16,938
            1,030  Whirlpool Corp.                                                 69,762
                                                                                   ------
                                                                                  183,533
Instruments - Scientific  (0.6%):                                                 -------
            2,012  Fisher Scientific International, Inc.                          114,523
                   (b)                                                            -------
Insurance  (3.8%):
            2,000  Allmerica Financial Corp. (b)                                   71,900
            3,117  Fidelity National Financial, Inc.                              102,674
            1,830  Nationwide Financial Services, Inc.                             65,697
            4,749  Old Republic International Corp.                               110,604
            2,743  PMI Group, Inc.                                                104,261
            3,223  Protective Life Corp.                                          126,664
            2,827  Torchmark Corp.                                                147,570
                                                                                  -------
                                                                                  729,370
Lasers - Systems/Components  (0.2%):                                              -------
              940  Coherent, Inc. (b)                                              31,734
                                                                                   ------
Leisure  (1.3%):
            1,500  Brunswick Corp.                                                 70,275
            3,982  Royal Caribbean Cruises Ltd.                                   177,956
                                                                                  -------
                                                                                  248,231
Machinery  (2.4%):                                                                -------
            2,300  AptarGroup, Inc.                                               119,554
            3,019  Kennametal, Inc.                                               143,373
            2,336  Parker Hannifin Corp.                                          142,309
              300  Rockwell International Corp.                                    16,992
              984  Tecumseh Products Co., Class A                                  38,976
                                                                                   ------
                                                                                  461,204
Measuring Devices  (1.2%):                                                        -------
              976  FLIR Systems, Inc. (b)                                          29,573
            1,907  Tektronix, Inc.                                                 46,779
            3,689  Thermo Electron Corp. (b)                                       93,294
            1,650  Trimble Navigation Ltd. (b)                                     55,787
                                                                                   ------
                                                                                  225,433
Medical & Medical Services  (4.0%):                                               -------
            3,000  Coventry Health Care, Inc. (b)                                 204,420
              400  Dentsply International, Inc.                                    21,764
            1,200  Health Management Associates,                                   31,416
                   Inc.
            2,333  Lincare Holdings, Inc. (b)                                     103,189
            1,720  Owens & Minor, Inc.                                             46,698
            1,800  Pediatrix Medical Group, Inc. (b)                              123,462
            2,550  Renal Care Group, Inc. (b)                                      96,747
            2,300  Respironics, Inc. (b)                                          134,021
                                                                                  -------
                                                                                  761,717
Metal Processors & Fabrication  (0.8%):                                           -------
            1,900  Precision Castparts Corp.                                      146,319
                                                                                  -------
Miscellaneous Business Services  (1.9%):
              774  Caremark Rx, Inc. (b)                                           30,790
            1,900  Electronic Arts, Inc. (b)                                       98,382
            2,152  NCO Group, Inc. (b)                                             42,072
            9,200  Symantec Corp. (b)                                             196,235
                                                                                  -------
                                                                                  367,479
Office Supplies  (0.1%):                                                          -------
              300  Avery Dennison Corp.                                            18,579
                                                                                   ------
Oil & Gas - Exploration & Production  (3.3%):
            7,014  Devon Energy Corp.                                             334,918
            1,300  Suncor Energy, Inc. ADR                                         52,273
              800  Unocal Corp.                                                    49,352
            3,507  Weatherford International, Inc. (b)                            203,196
                                                                                  -------
                                                                                  639,739
Paperboard Containers & Boxes  (0.5%):                                            -------
            3,000  Bemis Co.                                                       93,360
                                                                                   ------
Personal Products  (0.3%):
            2,200  NBTY, Inc. (b)                                                  55,198
                                                                                   ------
Petroleum & Petroleum Products  (5.4%):
            2,756  Apache Corp.                                                   168,750
           13,058  Chesapeake Energy Corp.                                        286,492
              900  Forest Oil Corp. (b)                                            36,450
            1,000  Helmerich & Payne, Inc.                                         39,690
              800  Murphy Oil Corp.                                                78,984
            7,000  Patina Oil & Gas Corp.                                         280,000
            1,243  Unit Corp. (b)                                                  56,146
            2,100  Vintage Petroleum, Inc.                                         66,066
                                                                                   ------
                                                                                1,012,578
Pharmaceuticals  (0.6%):                                                        ---------
            2,200  Omnicare, Inc.                                                  77,990
              900  Watson Pharmaceutical, Inc. (b)                                 27,657
                                                                                   ------
                                                                                  105,647
Pollution Control  (0.4%):                                                        -------
            2,879  Pall Corp.                                                      78,078
                                                                                   ------
Printing & Publishing  (1.2%):
            2,400  Banta Corp.                                                    102,720
            4,768  Paxar Corp. (b)                                                101,749
            1,000  R.R. Donnelley & Sons Co.                                       31,620
                                                                                   ------
                                                                                  236,089
Restaurants  (0.2%):                                                              -------
            1,678  Ruby Tuesday, Inc.                                              40,759
                                                                                   ------
Retail  (3.3%):
            1,949  Abercrombie & Fitch Co., Class A                               111,561
            4,350  AnnTaylor Stores Corp. (b)                                     111,317
              900  Nieman Marcus Group, Inc.                                       82,359
            2,179  Nordstrom, Inc.                                                120,672
              300  Pacific Sunwear of California, Inc.                              8,394
                   (b)
            1,300  PETsMART, Inc.                                                  37,375
            2,200  Sonic Automotives, Inc.                                         49,962
            3,400  Zales Corp. (b)                                                101,048
                                                                                  -------
                                                                                  622,688
Schools  (0.1%):                                                                  -------
              500  Career Education Corp. (b)                                      17,130
                                                                                   ------
Semiconductor Equipment  (1.1%):
            2,000  ESS Technology, Inc. (b)                                        10,540
            1,978  Imation Corp.                                                   68,736
            2,392  International Rectifier Corp. (b)                              108,836
              717  Varian Semiconductor Equipment                                  27,253
                   Associates, Inc. (b)                                           -------
                                                                                  215,365
Telephone & Telecommunications  (0.2%):                                           -------
              807  CenturyTel, Inc.                                                26,502
              400  Commonwealth Telephone                                          18,856
                   Enterprises, Inc. (b)                                           ------
                                                                                   45,358
Tires & Tubes  (0.1%):                                                             ------
            1,087  Cooper Tire & Rubber Co.                                        19,957
                                                                                   ------
Tools & Accessories  (0.2%):
              793  The Stanley Works                                               35,899
                                                                                   ------
Transport - Services  (0.3%):
            1,600  Ryder System, Inc.                                              66,720
                                                                                   ------
Wholesale Distribution  (1.2%):
            2,600  AmerisourceBergen Corp.                                        148,954
            1,600  BorgWarner, Inc.                                                77,888
                                                                                   ------
                                                                                  226,842
Woven Carpets & Rugs  (1.4%):                                                     -------
            3,100  Mohawk Industries, Inc. (b)                                    261,330
                                                                                  -------
Total Common Stocks (Cost $11,729,647)                                         15,364,732
                                                                               ----------

Mutual Funds  (4.8%):
Exchange Traded Funds  (4.8%):
            3,600  iShares S&P Midcap 400 (c)                                     473,328
            3,652  MidCap SPDR Trust Series 1 Index                               439,555
                   Fund (c)                                                       -------
Total Mutual Funds (Cost $688,326)                                                912,883
                                                                                  -------

Cash Equivalent  (15.0%):
        2,863,190  Huntington Money Market Fund,                                2,863,190
                   Interfund Shares *                                           ---------
Total Cash Equivalent (Cost $2,863,190)                                         2,863,190
                                                                                ---------

Short-Term Securities Held as Collateral for Securities Lending (5.9%):
Mutual Funds (0.0%):
              795  JP Morgan Institutional Prime Money Market Fund                    795
                                                                                      ---
Repurchase Agreements (1.6%):
         $190,890  JP Morgan Securities, 2.870%, 4/1/05                           190,890
          109,015  Morgan Stanley Dean Witter & Co., 2.910%, 4/1/05               109,015
                                                                                  -------
                                                                                  299,905
Variable Rate Obligations (4.3%):                                                 -------
           53,065  Bankone Class A 2004-4, 2.850%, 4/15/05                         53,065
           31,832  Bankone ISS Trust 2003-1, 2.860%, 4/15/05                       31,832
           26,493  Bayerische Landesbk NY, 2.900%, 4/19/05                         26,493
            7,415  Capital One MT 2002-3, 2.871%, 4/15/05                           7,415
           21,269  Capital One MT 2002-3, 2.879%, 4/15/05                          21,269
           13,775  Capital One MT 2002-3, 2.890%, 4/15/05                          13,775
           36,259  CCCIT Series 2000, CL 2002-A9, 3.031%, 6/15/05                  36,259
           20,815  CCCIT Series 2000, CL 2002-A5, 3.047%, 6/15/05                  20,815
           16,954  Chase CCC Trust 2004-2, C, 2.847%, 4/15/05                      16,954
          53,065   Chase CCC Trust 2004-2, C, 2.850%, 4/15/05                      53,065
           26,459  Chase CCMT 2001-2 Class A, 2.857%, 4/15/05                      26,459
           45,650  Chase CCOT 2001-1 Class A, 2.853%, 4/15/05                      45,650
           13,400  Chase CCOT 2003-1 Class A, 2.855%, 4/15/05                      13,400
           11,015  Chase CCOT 2003-1 Class A, 2.860%, 4/15/05                      11,015
           31,796  Chase CCOT 2003-1 Class A, 2.871%, 4/15/05                      31,796
           29,298  Daimler Chrysler Master OT 2003-A, 2.860%, 4/15/05              29,298
           26,459  Deutsche Bank, 3.005%, 4/1/05                                   26,459
           53,031  Dexia Bank Belgium SA, 2.736%, 4/4/05                           53,031
           26,459  Discover CMT I 2003-1, 2.870%, 4/15/05                          26,459
           28,616  Discover CMT I 2001-2, 2.858%, 4/15/05                          28,616
           10,561  Fleet CCMT II 2002-A Class A, 2.841%, 4/15/05                   10,561
            5,337  Fleet CCMT II 2002-A Class A, 2.860%, 4/15/05                    5,337
           15,898  Fleet CCMT II 2002-A Class A, 2.860%, 4/15/05                   15,898
           10,561  Fleet CCMT II 2002-A Class A, 2.879%, 4/15/05                   10,561
            4,202  General Electric Capital Corp., 2.860%, 5/12/05                  4,202
           15,898  General Electric Capital Corp., 2.870%, 5/12/05                 15,898
           53,031  HBOS Treasury Services PLC, 3.110%, 6/30/05                     53,031
           53,031  JP Morgan & Co., Inc., 2.970%, 6/2/05                           53,031
           19,078  MassMutual Global Funding II, 3.161%, 6/28/05                   19,078
           10,561  MBNA MCCT II 1997-K Class A, 2.851%, 4/15/05                    10,561
           63,592  MBNA MCCT II 2000-K Class A, 2.702%, 4/15/05                    63,592
                                                                                   ------
                                                                                  834,875
Total Short-Term Securities Held as Collateral for                               --------
  Securities Lending (Cost $1,135,575)                                          1,135,575
                                                                                ---------



Total Investments (Cost $16,416,738) (a)   -   105.9%                          20,276,380
Liabilities in Excess of Other Assets   -   (5.9)%                            (1,131,180)
                                                                              -----------

NET ASSETS   -   100.0%                                                $       19,145,200
                                                                               ==========
------------
See Notes to Portfolio of Investments.








Huntington VA New Economy Fund
Portfolio of Investments                                                   March 31, 2005
(Unaudited)


                   Security
         Shares   Description                                                      Value

Common Stocks  (84.6%):
Aerospace & Defense  (1.4%):
              650  Armor Holdings, Inc. (b)                            $           24,109
              750  DRS Technologies, Inc. (b)                                      31,875
            1,200  Teledyne Technologies, Inc. (b)                                 37,560
                                                                                   ------
                                                                                   93,544
Apparel & Textiles  (2.3%):                                                        ------
              850  American Eagle Outfitters, Inc.                                 25,118
              517  Bebe Stores, Inc.                                               17,552
              240  Coach, Inc. (b)                                                 13,591
              270  Fossil, Inc. (b)                                                 7,000
            1,030  K-Swiss, Inc., Class A                                          34,021
              650  Quiksilver, Inc. (b)                                            18,870
              730  The Children's Place, Inc. (b)                                  34,857
                                                                                   ------
                                                                                  151,009
Auto/Truck Parts & Equipment  (1.1%):                                             -------
              520  Autoliv, Inc.                                                   24,778
              400  Cummins Engine, Inc.                                            28,141
               86  Magna International, Inc.                                        5,753
              183  PACCAR, Inc.                                                    13,247
                                                                                   ------
                                                                                   71,919
Banks  (4.5%):                                                                     ------
            2,450  Center Financial Corp.                                          43,193
            1,348  Countrywide Credit Industries, Inc.                             43,755
              375  First Republic Bancorp, Inc.                                    12,139
              750  Firstbank Corp.                                                 31,688
              400  Flagstar Bancorp, Inc.                                           7,820
              190  Independence Community Bank                                      7,410
                   Corp.
              325  Irwin Financial Corp.                                            7,482
              247  MB Financial, Inc.                                               9,460
              700  New Century Financial Corp                                      32,774
              450  R & G Finanical Corp., Class B                                  14,027
              460  Sovereign Bancorp                                               10,194
              266  UCBH Holdings, Inc.                                             10,613
              220  Washington Mutual, Inc.                                          8,690
              225  Webster Financial Corp.                                         10,217
            1,200  Western Sierra Bancorp (b)                                      40,956
              220  WFS Financial, Inc. (b)                                          9,493
                                                                                    -----
                                                                                  299,911
Building & Construction  (6.8%):                                                  -------
              580  Centex Corp.                                                    33,217
            1,400  D. R. Horton, Inc.                                              40,936
              500  Dycom Industries, Inc. (b)                                      11,495
              120  KB Home                                                         14,095
              400  Lennar Corp.                                                    22,672
              152  M/I Schottenstein Homes, Inc.                                    7,437
              440  Masco Corp.                                                     15,255
              210  MDC Holdings, Inc.                                              14,627
               39  NVR, Inc. (b)                                                   30,615
              200  Pulte Homes, Inc.                                               14,726
              200  Ryland Group, Inc.                                              12,404
              620  Simpson Manufacturing Co., Inc.                                 19,158
              410  Standard-Pacific Corp.                                          29,598
            1,175  Technical Olympic USA, Inc.                                     35,485
              800  Terex Corp. (b)                                                 34,640
              300  Toll Brothers, Inc. (b)                                         23,655
            1,540  USG Corp. (b)                                                   51,065
              880  Washington Group International, Inc.                            39,591
                    (b)                                                            ------
                                                                                  450,671
Business Services  (2.5%):                                                        -------
            1,800  AES Corp. (b)                                                   29,484
              650  Catalina Marketing Corp.                                        16,835
            1,500  McGrath Rentcorp                                                35,070
            2,300  Netratings, Inc. (b)                                            35,075
            3,600  TeleTech Holdings, Inc. (b)                                     46,512
                                                                                   ------
                                                                                  162,976
Chemicals  (1.7%):                                                                -------
              200  Eastman Chemical Co.                                            11,800
              950  Georgia Gulf Corp.                                              43,681
              300  Monsanto Co.                                                    19,350
              375  OM Group, Inc. (b)                                              11,408
              380  TETRA Technologies, Inc. (b)                                    10,807
              300  The Dow Chemical Co.                                            14,955
                                                                                   ------
                                                                                  112,001
Commercial Services  (1.6%):                                                      -------
            1,938  Cendant Corp.                                                   39,806
            1,300  Coinstar, Inc. (b)                                              27,560
            1,000  Heidrick & Struggles International,                             36,770
                   Inc. (b)
               96  PHH Corp. (b)                                                    2,100
                                                                                    -----
                                                                                  106,236
Communications Equipment  (1.0%):                                                 -------
              190  L-3 Communications Corp.                                        13,494
              370  Nextel Communications, Inc., Class                              10,515
                   A (b)
              775  SpectraSite, Inc. (b)                                           44,927
                                                                                   ------
                                                                                   68,936
Computer Services  (2.5%):                                                         ------
            1,067  Activision, Inc. (b)                                            15,787
            1,050  Anteon International Corp. (b)                                  40,876
            1,300  Earthlink, Inc. (b)                                             11,700
              300  Infospace, Inc. (b)                                             12,249
              420  Intergraph Corp. (b)                                            12,100
              400  Jabil Circuit, Inc. (b)                                         11,408
              675  SRA International, Inc., Class A (b)                            40,669
              207  Sungard Data Systems, Inc. (b)                                   7,142
              476  Yahoo, Inc. (b)                                                 16,136
                                                                                   ------
                                                                                  168,067
Computers  (3.0%):                                                                -------
            1,200  Anixter International, Inc. (b)                                 43,380
              600  Ansys, Inc. (b)                                                 20,526
            1,650  Apple Computer, Inc. (b)                                        68,755
              550  Cerner Corp. (b)                                                28,881
              700  EMC Corp. (b)                                                    8,624
              500  NCR Corp. (b)                                                   16,870
              400  Progress Software Corp. (b)                                     10,488
                                                                                   ------
                                                                                  197,524
Consumer Products  (1.4%):                                                        -------
              750  Chattem, Inc. (b)                                               33,353
            1,220  Finish Line, Class A                                            28,243
              120  Harman International Industries,                                10,615
                   Inc.
            1,200  Natures Sunshine Products, Inc.                                 20,604
                                                                                   ------
                                                                                   92,815
Diversified Operations  (1.1%):                                                    ------
            1,150  Ball Corp.                                                      47,702
              800  The Brink's Co.                                                 27,680
                                                                                   ------
                                                                                   75,382
Electric - Integrated  (0.4%):                                                     ------
            1,250  Allegheny Energy, Inc. (b)                                      25,825
                                                                                   ------
Electronic Components  (1.0%):
              665  Benchmark Electronics, Inc. (b)                                 21,167
            1,500  II-VI, Inc. (b)                                                 26,160
            1,150  Universal Electronics, Inc. (b)                                 19,412
              860  Viscount Systems, Inc. (b)                                         774
                                                                                      ---
                                                                                   67,513
Financial Services  (0.6%):                                                        ------
              300  Doral Financial Corp.                                            6,567
              440  First American Financial Corp.                                  14,494
              190  Golden West Financial Corp.                                     11,495
              190  H & R Block, Inc.                                                9,610
                                                                                    -----
                                                                                   42,166
Food & Beverages  (4.1%):                                                          ------
            2,300  Archer-Daniels-Midland Co.                                      56,534
              868  Constellation Brands, Inc. (b)                                  45,891
              380  Flowers Foods, Inc.                                             10,720
            1,600  Pilgrim's Pride Corp.                                           57,152
              920  Ralcorp Holding, Inc.                                           43,562
            1,500  Smithfield Foods, Inc. (b)                                      47,325
              258  YUM! Brands, Inc.                                               13,367
                                                                                   ------
                                                                                  274,551
Hotels  (0.6%):                                                                   -------
              800  Caesars Entertainment, Inc. (b)                                 15,832
              200  MGM Grand, Inc. (b)                                             14,164
              200  Starwood Hotels & Resorts                                       12,006
                   Worldwide, Inc.                                                 ------
                                                                                   42,002
Household Furnishings  (0.0%):                                                     ------
               78  American Woodmark Corp.                                          2,830
                                                                                    -----
Instruments - Scientific  (0.0%):
                1  Fisher Scientific International, Inc. (b)                           46
                                                                                       --
Insurance  (1.3%):
              335  Fidelity National Financial, Inc.                               11,035
              350  Progressive Corp.                                               32,116
              450  UnitedHealth Group, Inc.                                        42,921
                                                                                   ------
                                                                                   86,072
Internet Services  (0.8%):                                                         ------
            1,900  Internet Security, Inc. (b)                                     34,770
              700  Verisign, Inc. (b)                                              20,090
                                                                                   ------
                                                                                   54,860
Leisure  (0.3%):                                                                   ------
              300  Brunswick Corp.                                                 14,055
              170  Royal Caribbean Cruises Ltd.                                     7,597
                                                                                    -----
                                                                                   21,652
Machinery  (0.4%):                                                                 ------
              143  Albany International Corp., Class A                              4,416
              520  Sauer-Danfoss, Inc.                                             11,768
              200  Smith International, Inc.                                       12,545
                                                                                   ------
                                                                                   28,729
Measuring Devices  (0.7%):                                                         ------
            1,484  FLIR Systems, Inc. (b)                                          44,965
                                                                                   ------
Medical & Medical Services  (7.2%):
              900  Aetna US Healthcare, Inc.                                       67,454
              510  Apria Healthcare Group, Inc. (b)                                16,371
              400  Bausch & Lomb, Inc.                                             29,320
              372  Becton, Dickinson & Co.                                         21,732
            1,233  Cooper Companies, Inc.                                          89,885
              390  Coventry Health Care, Inc. (b)                                  26,575
            1,125  DaVita, Inc. (b)                                                47,081
              280  Dentsply International, Inc.                                    15,235
              865  Genesis Healthcare Corp. (b)                                    37,100
            1,500  Option Care, Inc.                                               30,885
              524  Pediatrix Medical Group, Inc. (b)                               35,941
              275  Quest Diagnostics, Inc.                                         28,911
              585  Renal Care Group, Inc. (b)                                      22,195
                                                                                   ------
                                                                                  468,685
Medical - HMO  (4.5%):                                                            -------
            2,150  Humana, Inc. (b)                                                68,671
              980  PacifiCare Health Systems, Inc.                                 55,782
                   (b)
            1,490  Sierra Health Services, Inc. (b)                                95,121
              650  Wellpoint, Inc. (b)                                             81,478
                                                                                   ------
                                                                                  301,052
Metals & Mining  (3.3%):                                                          -------
              305  Barrick Gold Corp.                                               7,308
              175  Freeport-McMoran Copper & Gold,                                  6,932
                   Inc., Class B
              150  Newmont Mining Corp.                                             6,338
              975  Nucor Corp.                                                     56,120
              500  Phelps Dodge Corp.                                              50,865
              650  Reliance Steel & Aluminum Co.                                   26,007
              700  Southern Peru Copper Corp.                                      38,822
            1,000  Timken Co.                                                      27,340
                                                                                   ------
                                                                                  219,732
Miscellaneous Business Services  (5.6%):                                          -------
              970  Accenture Ltd. (b)                                              23,426
              500  Acxiom Corp.                                                    10,465
            2,620  Autodesk, Inc.                                                  77,970
              200  Black & Decker Corp.                                            15,798
              587  Caremark Rx, Inc. (b)                                           23,351
              200  Electronic Arts, Inc. (b)                                       10,356
            3,600  Flanders Corp. (b)                                              40,608
              300  Inco Ltd. (b)                                                   11,940
              500  Jack Henry & Associates, Inc.                                    8,995
            1,050  Mobile Mini, Inc. (b)                                           42,431
            1,300  Polycom, Inc. (b)                                               22,035
              400  Steel Dynamics, Inc.                                            13,780
            1,200  Symantec Corp. (b)                                              25,596
            2,550  TALX Corp.                                                      46,307
                                                                                   ------
                                                                                  373,058
Office Equipment & Supplies  (0.2%):                                              -------
              200  Avid Technology, Inc. (b)                                       10,824
                                                                                   ------
Oil Company - Exploration & Production  (4.7%):
              500  Atwood Oceanics, Inc. (b)                                       33,270
              600  Burlington Resources, Inc.                                      30,042
            1,200  Grand Prideco, Inc. (b)                                         28,992
              550  Hydril (b)                                                      32,126
              248  Kerr-McGee Corp.                                                19,426
              585  Occidental Petroleum Corp.                                      41,633
            1,200  Oil States International, Inc. (b)                              24,660
              290  Pogo Producing Co.                                              14,280
              925  Remington Oil & Gas Corp. (b)                                   29,156
              500  Transocean Sedco Forex, Inc. (b)                                25,730
            1,004  XTO Energy, Inc.                                                32,971
                                                                                   ------
                                                                                  312,286
Paper & Allied Products  (0.4%):                                                  -------
              300  Georgia Pacific Corp.                                           10,647
              175  Temple-Inland, Inc.                                             12,696
                                                                                   ------
                                                                                   23,343
Petroleum & Petroleum Products  (2.1%):                                            ------
              175  ConocoPhillips                                                  18,872
            4,500  Mission Resources Corp. (b)                                     31,860
              130  Murphy Oil Corp.                                                12,835
              400  Patina Oil & Gas Corp.                                          16,000
              700  Unit Corp. (b)                                                  31,619
              400  Valero Energy Corp.                                             29,308
                                                                                   ------
                                                                                  140,494
Pharmaceutical Preparations  (0.3%):                                              -------
              870  Parexel International Corp. (b)                                 20,445
                                                                                   ------
Printing & Publishing  (0.6%):
            2,000  Paxar Corp. (b)                                                 42,680
                                                                                   ------
Process Control Instruments  (0.2%):
              530  Flowserve Corp. (b)                                             13,711
                                                                                   ------
Raw Materials  (0.5%):
            1,100  Mueller Industries, Inc.                                        30,965
                                                                                   ------
Real Estate Investment Trusts  (1.0%):
              540  Annaly Mortgage Management, Inc.                                10,130
              600  CBL & Associates Properties, Inc.                               42,907
              492  Ventas, Inc.                                                    12,280
                                                                                   ------
                                                                                   65,317
Real Estate Management/Service  (0.8%):                                            ------
            1,200  Jones Lang LaSalle, Inc. (b)                                    55,980
                                                                                   ------
Retail  (3.6%):
              580  7-ELEVEN, Inc. (b)                                              13,932
              345  Aeropostale, Inc. (b)                                           11,299
                1  Applebee's International, Inc.                                      14
              307  AutoNation, Inc. (b)                                             5,815
              194  CBRL Group, Inc.                                                 8,012
            1,250  Circuit City Stores, Inc.                                       20,063
              810  CVS Corp.                                                       42,621
              450  Electronics Boutique Holdings Corp.                             19,337
                   (b)
              300  J.C. Penney Co., Inc.                                           15,576
               99  Lowe's Cos., Inc.                                                5,652
              300  Nordstrom, Inc.                                                 16,614
              288  PETsMART, Inc.                                                   8,280
              315  RARE Hospitality International, Inc. (b)                         9,727
              198  Regis Corp.                                                      8,104
              200  Sears Holdings Corp. (b)                                        26,634
              270  TBC Corp. (b)                                                    7,522
              400  Urban Outfitters, Inc. (b)                                      19,188
                                                                                   ------
                                                                                  238,390
Software  (0.4%):                                                                 -------
            1,200  Alliance Atlantis Communications,                               29,713
                   Inc., Class B (b)                                               ------
Steel  (0.8%):
            2,300  AK Steel Holding Corp. (b)                                      25,438
              850  Wheeling-Pittsburgh Corp. (b)                                   26,393
                                                                                   ------
                                                                                   51,831
Technology  (1.0%):                                                                ------
              850  Kronos, Inc. (b)                                                43,444
              600  Micros Systems, Inc. (b)                                        22,026
                                                                                   ------
                                                                                   65,470
Telecommunication Equipment  (0.8%):                                               ------
            4,700  SBA Communications Corp. (b)                                    43,052
              600  Tekelec (b)                                                      9,564
                                                                                    -----
                                                                                   52,616
Telephone & Telecommunications  (1.9%):                                            ------
              900  Commonwealth Telephone                                          42,426
                   Enterprises, Inc. (b)
              130  Telephone & Data Systems, Inc.                                  10,608
            6,300  UbiquiTel, Inc. (b)                                             42,210
            2,800  Ulticom, Inc (b)                                                31,164
                                                                                   ------
                                                                                  126,408
Transportation Services  (2.6%):                                                  -------
              290  ABX Air, Inc. (b)                                                2,100
              750  Arkansas Best Corp.                                             28,335
            1,200  EGL, Inc. (b)                                                   27,360
              160  Fedex Corp.                                                     15,032
              278  J.B. Hunt Transport Services, Inc.                              12,168
            1,000  Old Dominion Freight Line, Inc. (b)                             31,150
              700  Ryder System, Inc.                                              29,190
            1,200  U.S. Xpress Enterprises, Inc., Class                            19,620
                   A (b)
              119  Yellow Roadway Corp. (b)                                         6,966
                                                                                    -----
                                                                                  171,921
Wholesale Distribution  (1.0%):                                                   -------
              344  CDW Corp.                                                       19,498
              280  Fastenal Co.                                                    15,487
              885  SCP Pool Corp.                                                  28,196
                                                                                   ------
                                                                                   63,181
                                                                                   ------
Total Common Stocks (Cost $4,509,364)                                           5,620,304
                                                                                ---------

Cash Equivalent  (15.3%):
        1,015,705  Huntington Money Market Fund,                                1,015,705
                   Interfund Shares *                                           ---------
Total Cash Equivalent (Cost $1,015,705)                                         1,015,705
                                                                                ---------



Total Investments (Cost $5,525,069) (a)   -   99.9%                             6,636,009
Other Assets in Excess of Liabilities   -   0.1%                                    3,721
                                                                                    -----

NET ASSETS   -   100.0%                                                $        6,639,730
                                                                                =========
------------
See Notes to Portfolio of Investments.












Huntington VA Rotating Markets Fund
Portfolio of Investments                                                   March 31, 2005
(Unaudited)


                   Security
         Shares   Description                                                      Value

Mutual Funds  (97.7%):
            2,032  iShares Dow Jones U.S. Consumer                     $          106,578
                   Goods Sector Index Fund
            9,619  iShares EAFE Index Fund                                      1,527,979
            7,131  iShares MSCI Canada Index Fund                                 127,288
              318  iShares MSCI Emerging Markets                                   64,490
                   Index Fund
            7,782  iShares MSCI EMU Index Fund                                    560,304
            4,890  iShares MSCI Hong Kong Index                                    56,284
                   Fund
            8,350  iShares MSCI Japan Index Fund                                   87,592
            5,316  iShares MSCI Mexico Index Fund                                 128,275
            8,055  iShares MSCI Singapore Index                                    58,318
                   Fund
            9,940  iShares MSCI United Kingdom Index                              180,212
                   Fund
           13,866  iShares Russell 1000 Index Fund                                879,104
            2,055  iShares Russell 3000 Value Index                               175,929
                   Fund
            1,985  iShares Russell Midcap Value Index                             224,662
                   Fund
            2,845  iShares S&P Global 100 Index Fund                              172,322
              500  iShares S&P Latin America 40 Index                              40,825
                   Fund
            1,737  iShares S&P Small Cap 600 Index                                275,506
                   Fund
            2,596  iShares S&P SmallCap 600 BARRA                                 272,476
                   Growth Index Fund
            3,020  Materials Select Sector SPDR Trust                              91,083
                   Index Fund
            5,353  MidCap SPDR Trust Series 1 Index                               644,287
                   Fund
            3,304  NASDAQ 100 Index Fund                                          120,761
                                                                                  -------
Total Mutual Funds (Cost $5,089,330)                                            5,794,275
                                                                                ---------

Cash Equivalent  (2.2%):
          131,664  Huntington Money Market Fund,                                  131,664
                   Interfund Shares *                                             -------
Total Cash Equivalent (Cost $131,664)                                             131,664
                                                                                  -------



Total Investments (Cost $5,220,994) (a)   -   99.9%                             5,925,939
Other Assets in Excess of Liabilities   -   0.1%                                    8,075
                                                                                    -----

NET ASSETS   -   100.0%                                                $        5,934,014
                                                                                =========
------------
See Notes to Portfolio of Investments.












Huntington VA Situs Small Cap Fund
Portfolio of Investments                                                   March 31, 2005
(Unaudited)


                   Security
         Shares   Description                                                      Value

Common Stocks  (96.8%):
Aerospace & Defense  (2.6%):
            1,500  Armor Holdings, Inc. (b)                            $           55,635
                                                                                   ------
Banking  (8.4%):
            1,000  Anchor Bancorp Wisconsin, Inc.                                  28,110
            1,000  Bancshares of Florida, Inc (b)                                  16,000
            4,200  Colonial Bancgroup, Inc.                                        86,184
            1,000  WSFS Financial Corp.                                            52,560
                                                                                   ------
                                                                                  182,854
Building & Construction  (4.7%):                                                  -------
            1,200  Florida Rock Industries                                         70,584
              400  Toll Brothers, Inc. (b)                                         31,540
                                                                                   ------
                                                                                  102,124
Business Services  (2.4%):                                                        -------
            1,000  Jacobs Engineering Group, Inc. (b)                              51,920
                                                                                   ------
Communications Equipment  (0.8%):
            1,000  Standard Microsystems Corp. (b)                                 17,360
                                                                                   ------
Computer Services  (10.2%):
            2,000  Cerner Corp. (b)                                               105,019
            2,000  Intergraph Corp. (b)                                            57,620
            2,700  Transaction Systems Architects,                                 62,505
                   Inc. (b)                                                       -------
                                                                                  225,144
Consumer Products & Services  (2.3%):                                             -------
              700  The Scotts Co., Class A (b)                                     49,161
                                                                                   ------
Electrical & Electronic  (2.1%):
            1,800  Hawaiian Electric Industries, Inc.                              45,936
                                                                                   ------
Electronic Measuring Instruments  (2.1%):
            1,000  Garmin Ltd.                                                     46,320
                                                                                   ------
Energy  (2.3%):
            1,500  Headwaters, Inc. (b)                                            49,230
                                                                                   ------
Fire, Marine & Casualty Insurance  (2.3%):
            1,250  Arch Capital Group (b)                                          50,050
                                                                                   ------
Food & Beverages  (3.7%):
            1,100  Fresh Del Monte Produce, Inc.                                   33,572
            1,700  Performance Food Group Co. (b)                                  47,056
                                                                                   ------
                                                                                   80,628
Hotels & Lodging  (1.4%):                                                          ------
              500  Kerzner International Ltd. (b)                                  30,615
                                                                                   ------
Household Furnishings  (1.2%):
            1,000  Fossil, Inc. (b)                                                25,925
                                                                                   ------
Insurance  (2.7%):
            2,600  Scottish Annuity & Life Holdings                                58,552
                   Ltd.                                                            ------
Leisure  (1.1%):
              500  Brunswick Corp.                                                 23,425
                                                                                   ------
Machinery  (7.0%):
            1,000  Cuno, Inc. (b)                                                  51,390
            2,500  Intermagnetics General Corp. (b)                                60,850
            1,000  Thomas Industries, Inc.                                         39,640
                                                                                   ------
                                                                                  151,880
Medical & Medical Services  (5.5%):                                               -------
            1,150  Bio-Rad Laboratories, Inc., Class A                             56,017
                   (b)
            1,500  Edwards Lifesciences Corp. (b)                                  64,830
                                                                                   ------
                                                                                  120,847
Metals & Mining  (3.5%):                                                          -------
            1,000  Precision Castparts Corp.                                       77,010
                                                                                   ------
Networking Products  (0.3%):
              200  Black Box Corp.                                                  7,482
                                                                                    -----
Office Equipment  (3.3%):
            2,000  Global Imaging Systems, Inc. (b)                                70,920
                                                                                   ------
Oil Companies - Exploration and Production  (1.9%):
            1,000  Remington Oil & Gas Corp. (b)                                   31,520
              300  Spinnaker Exploration Co. (b)                                   10,659
                                                                                   ------
                                                                                   42,179
Paper & Paper Products  (3.2%):
            1,800  Universal Forest Products                                       69,930
                                                                                   ------
Petroleum & Petroleum Products  (8.6%):
            1,000  Denbury Resources, Inc. (b)                                     35,230
            1,000  Houston Exploration Co. (b)                                     56,950
            1,000  Hydril Co. (b)                                                  58,410
              500  Newfield Exploration Co. (b)                                    37,130
                                                                                   ------
                                                                                  187,720
Pharmaceuticals  (0.2%):
              100  Par Pharmaceutical, Inc. (b)                                     3,344
                                                                                    -----
Retail  (7.9%):
              300  Columbia Sportswear Co. (b)                                     15,969
              500  Polo Ralph Lauren Corp.                                         19,400
            1,200  Reebok International Ltd.                                       53,160
            1,600  Urban Outfitters, Inc. (b)                                      76,752
              350  West Marine, Inc. (b)                                            7,441
                                                                                    -----
                                                                                  172,722
                                                                                  -------
Surgical Appliances & Supplies  (2.9%):
            2,000  Mentor Corp.                                                    64,200
                                                                                   ------
Telephone - Integrated  (1.0%):
            2,300  General Communication, Inc., Class                              20,999
                                                                                   ------
                   A (b)
Wireless Equipment  (1.2%):
            2,000  Audiovox Corp., Class A (b)                                     25,480
                                                                                   ------
Total Common Stocks (Cost $2,038,821)                                           2,109,592
                                                                                ---------
Cash Equivalent  (12.9%):
          280,124  Huntington Money Market Fund,                                  280,124
                   Interfund Shares *                                             -------
Total Cash Equivalent (Cost $280,124)                                             280,124
                                                                                  -------



Total Investments (Cost $2,318,945) (a)   -   109.7%                            2,389,716
Liabilities in Excess of Other Assets   -   (9.7)%                              (211,413)
                                                                                ---------

NET ASSETS   -   100.0%                                                $        2,178,303
                                                                                =========
------------
See Notes to Portfolio of Investments.













Huntington VA Mortgage Securities Fund
Portfolio of Investments                                                   March 31, 2005
(Unaudited)
         Shares
           or
        Principal  Security
         Amount   Description                                                      Value

U.S. Government Mortgage Backed Agencies  (77.0%):
Federal Home Loan Mortgage Corporation  (33.7%):
          $50,000  Pool # B18052, 4.500%, 3/1/15                       $           49,275
           46,001  Pool # C90837, 5.500%, 6/1/24                                   46,493
           47,806  Pool # G18008, 4.500%, 9/1/19                                   46,863
           24,040  Pool # G18015, 4.500%, 10/1/19                                  23,566
           50,000  Series 2672, Class GH, 5.500%,                                  50,321
                   8/15/31                                                         ------
                                                                                  216,518
Federal National Mortgage Association  (24.4%):                                   -------
           41,628  Pool # 254908, 5.000%, 9/1/23                                   41,139
           45,362  Pool # 255224, 4.000%, 5/1/11                                   44,459
           23,736  Pool # 255360, 5.000%, 8/1/24                                   23,441
           47,051  Series 1994-23, Class PK, 6.000%,                               48,314
                   5/25/10                                                         ------
                                                                                  157,353
Government National Mortgage Association  (18.9%):                                -------
           49,358  Pool # 3571, 6.500%, 6/20/34                                    51,432
           44,893  Pool # 3590, 5.500%, 8/20/19                                    46,046
           24,442  Pool # 3637, 5.500%, 11/20/34                                   24,663
                                                                                   ------
                                                                                  122,141
                                                                                  -------
Total U.S. Government Mortgage Backed Agencies (Cost $500,918)                    496,012
                                                                                  -------

U.S. Government Agencies  (13.1%):
Federal Home Loan Bank  (3.8%):
           25,000  4.000%, 11/13/09                                                24,532
                                                                                   ------
Federal Home Loan Mortgage Corporation  (9.3%):
           60,000  2.700%, 4/26/05                                                 59,888
                                                                                   ------
Total U.S. Government Agencies (Cost $85,137)                                      84,420
                                                                                   ------

Common Stocks  (6.2%):
Real Estate Investment Trusts  (6.2%):
              100  Alexandria Real Estate Equities,                                 6,438
                   Inc.
              100  Boston Properties, Inc.                                          6,023
              100  Duke Realty Corp.                                                2,985
              100  Essex Property Trust, Inc.                                       6,894
              100  Health Care Property Investors,                                  2,347
                   Inc.
              100  Hospitality Properties Trust                                     4,038
              100  Kimco Realty Corp.                                               5,390
              100  Simon Property Group, Inc.                                       6,058
                                                                                    -----
Total Common Stocks (Cost $35,813)                                                 40,173
                                                                                   ------

Cash Equivalent  (3.0%):
           19,283  Huntington Money Market Fund,                                   19,283
                   Interfund Shares *                                              ------
Total Cash Equivalent (Cost $19,283)                                               19,283
                                                                                   ------



Total Investments (Cost $641,151) (a)   -   99.3%                                 639,888
Other Assets in Excess of Liabilities   -   0.7%                                    4,802
                                                                                    -----

NET ASSETS   -   100.0%                                                $          644,690
                                                                                  =======
------------
See Notes to Portfolio of Investments.







NOTES TO PORTFOLIO OF INVESTMENTS





                                                                   Unrealized        Unrealized        Net Unrealized
(a)   Fund                                        Tax Cost of      Appreciation      Depreciation      Appreciation
                                                  Securities                                           (Depreciation)*
----------------------------------------------------------------------------------------------------------------------------
----------------------------------------------------------------------------------------------------------------------------
      Huntington VA Dividend Capture Fund         33,582,508       1,551,686         (755,516)         796,170
----------------------------------------------------------------------------------------------------------------------------
----------------------------------------------------------------------------------------------------------------------------
      Huntington VA Growth Fund                   17,032,074       1,469,684         (565,253)         904,431
----------------------------------------------------------------------------------------------------------------------------
----------------------------------------------------------------------------------------------------------------------------
      Huntington VA Income Equity Fund            28,106,865       3,728,356         (397,506)         3,330,850
----------------------------------------------------------------------------------------------------------------------------
----------------------------------------------------------------------------------------------------------------------------
      Huntington VA International Equity Fund     442,983          40,757            (3,720)           37,037
----------------------------------------------------------------------------------------------------------------------------
----------------------------------------------------------------------------------------------------------------------------
      Huntington VA Macro 100 Fund                3,614,407        69,805            (109,302)         (39,497)
----------------------------------------------------------------------------------------------------------------------------
----------------------------------------------------------------------------------------------------------------------------
      Huntington VA Mid Corp America Fund         16,416,738       3,985,203         (125,561)         3,859,642
----------------------------------------------------------------------------------------------------------------------------
----------------------------------------------------------------------------------------------------------------------------
      Huntington VA New Economy Fund              5,525,069        1,268,775         (157,835)         1,110,940
----------------------------------------------------------------------------------------------------------------------------
----------------------------------------------------------------------------------------------------------------------------
      Huntington VA Rotating Markets Fund         5,229,174        712,080           (15,315)          696,765
----------------------------------------------------------------------------------------------------------------------------
----------------------------------------------------------------------------------------------------------------------------
      Huntington VA Situs Small Cap Fund          2,318,945        117,418           (46,647)          70,771
----------------------------------------------------------------------------------------------------------------------------
----------------------------------------------------------------------------------------------------------------------------
      Huntington VA Mortgage Securities Fund      641,151          5,072             (6,335)           (1,263)
----------------------------------------------------------------------------------------------------------------------------
----------------------------------------------------------------------------------------------------------------------------


* The difference between the book-basis and tax-basis cost of securities is attributable primarily to tax deferral of losses on wash sales.

(b) Non-income producing security.

(c) All or part of the security was on loan as of March 31, 2005.

*  Affiliated

The categories of investments are shown as a percentage of net assets.

The following abbreviations are used in the Portfolio of Investments:

ADR - American Depositary Receipt
AMEX - American Stock Exchange
EAFE - Europe, Australasia and Far East
EMU - European Monetary Union
MSCI - Morgan Stanley Capital International
S&P - Standard & Poor's
SPDR - Standard & Poor's Depositary Receipt



This report contains the Portfolio of Investments of the funds listed below (each individually referred to as a "Fund," or collectively as the "Funds"):

     Huntington VA Dividend Capture Fund (VA Dividend Capture Fund) Huntington VA Growth Fund (VA Growth Fund)
     Huntington VA Income Equity Fund (VA Income Equity Fund)
     Huntington VA International Equity Fund (VA International Equity Fund) Huntington VA Macro 100 Fund (VA Macro 100 Fund)
     Huntington VA Mid Corp America Fund (VA Mid Corp America Fund) Huntington VA New Economy Fund (VA New Economy Fund)
     Huntington VA Rotating Markets Fund (VA Rotating Markets Fund) Huntington VA Situs Small Cap Fund (VA Situs Small Cap Fund)
     Huntington VA Mortgage Securities Fund (VA Mortgage Securities Fund)

A.    Investment Valuations

The price at which the Funds will offer or redeem Shares is the net asset value ("NAV") per Share next determined after the order is considered received. In computing NAV, current market value is used to value portfolio securities with respect to which market quotations are readily available. Pursuant to policies approved by the Board of Trustees ("Trustees"), the Huntington VA Funds (the "Trust") rely on certain security pricing services to provide current market value of securities. Those security pricing services value equity securities traded on a national securities exchange or reported on the NASDAQ National Market System at the last reported sales price on the principal exchange. Portfolio securities quoted by NASDAQ are valued at the NASDAQ Official Closing Price. If there is no reported sale on the principal exchange, and in the case of over-the-counter securities not included in the NASDAQ National Market System, securities are valued at a bid price estimated by the security pricing service. U.S. Government obligations held by the VA Mortgage Securities Fund are valued at the mean between the over-the-counter bid and asked prices furnished by the security pricing service. Foreign equity securities are valued at the last sales price, or if no sales price is given at a bid price estimated by the security pricing service, and are subject to modification based on significant events, as described below. Except as noted above, debt securities traded on a national securities exchange or in the over-the-counter market are valued at the last reported sales price on the principal exchange. If there is no reported sale on the principal exchange, and for all other debt securities, including foreign debt securities and zero-coupon securities, securities are valued at a bid price estimated by the security pricing service. Foreign securities quoted in foreign currencies are translated in U.S. dollars at the foreign exchange rate in effect at 4:00 p.m., Eastern Time, on the day the value of the foreign security is determined. Option contracts are valued at the last quoted bid price as reported on the primary exchange of the board of trade on which such options are traded. Short-term investments with remaining maturities of 60 days or less at the time of purchase are valued at amortized cost. Investments in other open-end investment companies are valued at NAV.

Under certain circumstances, a good faith determination of the fair value of a security may be used instead of its current market value, even if the security's market price is readily available. In such situations, the Trust's sub-financial administrator may request that the Trust's Pricing Committee, as described herein, make its own fair value determination.

Securities for which market quotations are not readily available are valued at their "fair value." In these cases, a Pricing Committee established and appointed by the Trustees determines in good faith, subject to Trust procedures, the fair value of portfolio securities held by a Fund ("good faith fair valuation"). When a good faith fair valuation of a security is required, consideration is generally given to a number of factors, including, but not limited to the following: dealer quotes, published analyses by dealers or analysts of the situation at issue, transactions implicitly valuing the security (such as a merger, tender offer, etc.), the value of other securities or contracts which derive their value from the security at issue, and the implications (whether negative or positive) of the circumstances which have caused trading in the security to halt. The final good faith fair valuation of a security is based on an analysis of those factors deemed relevant to the security valuation at issue. With respect to certain narrow categories of securities, the Pricing Committee's procedures detail specific valuation methodologies to be used in lieu of considering the aforementioned list of factors.

The Funds may use the fair value of a security to calculate its NAV when a market price is not readily available, such as when: (1) a portfolio security is not traded in a public market or the principal market in which the security trades is closed, (2) trading in a portfolio security is suspended and not resumed prior to the normal market close, (3) a portfolio security is not traded in significant volume for a substantial period, or (4) the Funds' Advisor determines that the quotation or price for a portfolio security provided by a dealer or independent pricing service is inaccurate.

Fair valuation procedures are also used when a significant event affecting the value of a portfolio security is determined to have occurred between the time when the price of the portfolio security is determined and the close of trading on the New York Stock Exchange ("NYSE"), which is when each Fund's NAV is computed. An event is considered significant if there is both an affirmative expectation that the security's value will change in response to the event and a reasonable basis for quantifying the resulting change in value. Significant events include significant general securities market movements occurring between the time when the price of the portfolio security is determined and the close of trading on the NYSE. For domestic fixed income securities, such events may occur where the cut-off time for the market information used by the independent pricing service is earlier than the end of regular trading on the NYSE. For securities normally priced at their last sale price in a foreign market, such events can occur between the close of trading in the foreign market and the close of trading on the NYSE. In such cases, use of fair valuation can reduce an investor's ability to seek to profit by estimating a Fund's NAV in advance of the time when the NAV is calculated.

In some  cases,  events  affecting  the issuer of a  portfolio  security  may be considered significant events. Examples of potentially significant events include announcements concerning earnings, acquisitions, new products, management changes, litigation developments, a strike or natural disaster affecting the company's operations or regulatory changes or market developments affecting the issuer's industry occurring between the time when the price of the portfolio security is determined and the close of trading on the NYSE. For securities of foreign issuers, such events could also include political or other developments affecting the economy or markets in which the issuer conducts its operations or its securities are traded.

The Trustees have authorized the use of an independent fair valuation service to monitor changes in a designated U.S. market index after foreign markets close, and to implement a fair valuation methodology to adjust the closing prices of foreign securities if the movement in the index is significant. Since the VA International Equity Fund invests primarily in foreign securities, it is most likely to be affected by this fair valuation methodology. Since the VA Situs Small Cap Fund invests some of its assets in foreign securities, it may be affected, although to a lesser extent.

There can be no assurance that a Fund could purchase or sell a portfolio security at the price used to calculate the Fund's NAV. In the case of fair valued portfolio securities, lack of information and uncertainty as to the significance of information may lead to a conclusion that a prior valuation is the best indication of a portfolio security's present value. Fair valuations generally remain unchanged until new information becomes available. Consequently, changes in the fair valuation of portfolio securities may be less frequent and of greater magnitude than changes in the price of portfolio securities valued at their last sale price, by an independent pricing service, or based on market quotations. Fair valuation determinations often involve the consideration of a number of subjective factors, and the fair value price may be higher or lower than a readily available market quotation.

B. Repurchase Agreements

The Funds may enter into repurchase agreements with banks and other recognized financial institutions, such as broker/dealers, which are deemed by the Funds' investment adviser, Huntington Assets Advisors, Inc. ("Advisor") to be creditworthy pursuant to the guidelines and/or standards reviewed or established by the Trustees. It is the policy of the Funds to require the custodian bank to take possession of, to have legally segregated in the Federal Reserve Book Entry System, or to have segregated within the custodian bank's vault, all securities held as collateral under repurchase agreement transactions. Additionally, procedures have been established by the Funds to monitor, on a daily basis, the market value of each repurchase agreement's collateral to ensure that the value of collateral at least equals the repurchase price to be paid under the repurchase agreement transaction. If the counterparty defaults and the fair value of the collateral declines, realization of the collateral by the Funds may be delayed or limited.

C.  When-Issued and Delayed Transactions

The Funds may engage in when-issued or delayed delivery transactions. The Funds record when-issued securities on the trade date and maintain security positions such that sufficient liquid assets will be available to make payment for the securities purchased. Securities purchased on a when-issued or delayed delivery basis are marked to market daily and begin earning interest on the settlement date. Losses may occur on these transactions due to changes in market conditions or the failure of counterparties to perform under the contract.

D.    Foreign Exchange Contracts

The VA International Equity Fund, VA Rotating Markets Fund and VA Situs Small Cap Fund may enter into foreign currency commitments for the delayed delivery of securities or foreign currency exchange transactions. The VA International Equity Fund, VA Rotating Markets Fund and VA Situs Small Cap Fund may enter into foreign currency contract transactions to protect assets against adverse changes in foreign currency exchange rates or exchange control regulations. Purchase contracts are used to acquire exposure to foreign currencies, while contracts to sell are used to hedge the securities against currency fluctuations. Risks may arise upon entering into these contracts from the potential inability of counterparties to meet the terms of their commitments and from unanticipated movements in security prices or foreign exchange rates. The foreign currency translations are adjusted by the daily exchange rate of the underlying currency and any gains or losses are recorded for financial statement purposes as unrealized until the settlement date. At March 31, 2005 the VA International Equity Fund, VA Rotating Markets Fund and VA Situs Small Cap Fund had no outstanding foreign currency commitments.

E.    Foreign Currency Translation

Investment valuations, other assets and liabilities initially expressed in foreign currencies are converted each business day into U.S. dollars based upon current exchange rates. Purchases and sales of foreign investments and income expenses are converted into U.S. dollars based upon exchange rates prevailing on the respective dates of such transactions. The VA International Equity Fund does not isolate that portion of the results of operations resulting from changes in foreign exchange rates on investments from the fluctuations arising from changes in market prices of securities held. Such fluctuations are included with the net realized and unrealized gain or loss from investments.

F.    Written Options Contracts

Certain of the Funds may write options contracts for which premiums received are recorded as liabilities and are subsequently adjusted to the current value of the options written. Premiums received from writing options which expire are treated as realized gains. Premiums received from writing options which are either exercised or closed are offset against the proceeds received or amount paid on the transaction to determine realized gains or losses.


The following is a summary of the VA Income Equity Fund's written option activity for the quarter ended March 31, 2005:


Contracts                               Number of Contracts    Premium
---------------------------------------------------------------------------
Outstanding at 12/31/2004               842                   $139,558
---------------------------------------------------------------------------
Options written                         531                   48,695
---------------------------------------------------------------------------
Options expired                         (235)                 (50,524)
---------------------------------------------------------------------------
Options closed                          (607)                 (89,034)
---------------------------------------------------------------------------
Options exercised                       -                     -
---------------------------------------------------------------------------
Outstanding at 03/31/2005               531                   $48,695



At March 31, 2005, the VA Income Equity Fund had the following outstanding options:



WRITTEN OPTION CONTRACTS

Contract                                      Type     Expiration    Exercise    Number      Market      Unrealized
                                                       Date          Price       of          Value       Appreciation
                                                                                 Contracts               (Depreciation)
---------------------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------------------
ConocoPhillips                                Call     May 2005      100         57          52,440      (41,211)
---------------------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------------------
Duke Energy Corp.                             Call     May 2005      27.5        81          9,315       (1,898)
---------------------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------------------
Exelon Corp.                                  Call     May 2005      45          32          4,640       (2,077)
---------------------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------------------
MBNA Corp.                                    Call     May 2005      25          270         17,550      (1,621)
---------------------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------------------
Occidental Petroleum Corp.                    Call     May 2005      100         91          67,340      (55,783)
---------------------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------------------
NET UNREALIZED DEPRECIATION ON WRITTEN                                                                    $(102,590)
OPTION CONTRACTS
---------------------------------------------------------------------------------------------------------------------------




G.  Securities Lending

To generate additional income, the Funds may lend a certain percentage of their total assets (20% for the VA Growth and the VA Income Equity Funds, and 33 1/3% for the VA Dividend Capture, VA International Equity Fund, VA Macro 100, VA Mid Corp America, VA New Economy, VA Rotating Markets, VA Situs Small Cap, and VA Mortgage Securities Funds) on a short-term basis to certain brokers, dealers or other financial institutions selected by the Advisor and approved by the Trustees. In determining whether to lend to a particular broker, dealer or financial institution, the Advisor will consider all relevant facts and circumstances, including the size, creditworthiness and reputation of the borrower. Any loans made will be continuously secured by collateral in cash or U.S. government obligations at least equal to 100% of the value of the securities on loan for the VA Dividend Capture, VA International Equity, VA Macro 100, VA Mid Corp America, VA New Economy, VA Rotating Markets, VA Situs Small Cap and VA Mortgage Securities Funds, and at least equal to 102% of the value of securities on loan for the VA Growth and VA Income Equity Funds. Information on the investment of cash collateral is shown in the Portfolio of Investments. The Funds receive payments from borrowers equivalent to the dividends and interest that would have been earned on securities on loan. In addition, the Funds retain all or a portion of the interest received on investment of collateral or receive a fee from the borrower. Collateral is marked to market daily. One of the risks in lending portfolio securities, as with other extensions of credit, is the possible delay in recovery of the securities or possible loss of rights in the collateral should the borrower fail financially. There is also the risk that, when lending portfolio securities, the securities may not be available to a Fund on a timely basis and a Fund may, therefore, lose the opportunity to sell the securities at a desirable price. In addition, in the event that a borrower of securities would file for bankruptcy or become insolvent, disposition of the securities may be delayed pending court action. Loans are subject to termination by the Funds or the borrower at any time, and therefore, are not considered to be illiquid investments. Boston Global Advisers ("BGA") serves as sub-custodian for the securities lending program. BGA receives a sub-custody fee based on the value of collateral received from borrowers. In addition, The Huntington National Bank, ("Huntington"), as custodian of each of the Funds except VA International Equity Fund, receives a monthly fee from BGA to offset certain transaction costs incurred by the custodian. As of March 31, 2005, the following Funds had securities with the following market values on loan:




Fund                               Market Value of Loaned  Market Value of
                                   Securities              Collateral*

-------------------------------------------------------------------------------
VA Dividend Capture Fund            $597,587         $ 612,075
-------------------------------------------------------------------------------
VA Mid Corp America Fund            1,110,619          1,135,575

* Includes securities and cash collateral



H.  Security Transactions and Related Income

Investment transactions are accounted for no later than the first calculation of NAV on the business day following the trade date. However, for financial reporting purposes, portfolio security transactions are reported on trade date. Discounts and premiums on securities purchased are amortized over the lives of the respective securities. Securities gains and losses are calculated on the identified cost basis. Interest income and expenses are accrued daily. Dividends, less foreign tax witholding (if any), are recorded on the ex-dividend date.




Item 2. Controls and Procedures.

(a) The registrant's Principal Executive Officer and Principal Financial Officer have concluded that the registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Act) are effective in design and operation and are sufficient to form the basis of the certifications required by Rule 30a-2 under the Act, based on their evaluation of these disclosure controls and procedures within 90 days of the filing date of this report on Form N-Q.

(b) There were no changes in the registrant's internal control over financial reporting that occurred during the registrant's most recent fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant's internal control over financial reporting.

Item 3. Exhibits.
                                   SIGNATURES

     Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) Huntington VA Funds

By (Signature and Title)  /s/ Charles L. Davis, Jr.
Charles L. Davis, Jr., Chief Executive  Officer and Principal  Executive Officer

Date:  5/27/05


     Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)  /s/ Charles L. Davis, Jr.
Charles L. Davis, Jr., Chief Executive  Officer and Principal  Executive Officer

Date:  5/27/05

By (Signature and Title)  /s/ Christopher E. Sabato
Christopher E. Sabato, Treasurer and Principal Financial Officer

Date:  5/27/05